UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income

             Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 02/28/2018

Item 1 – Report to Stockholders

FEBRUARY 28, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Investment Quality Trust (BAF)

BlackRock Municipal Income Quality Trust (BYM)

BlackRock Municipal Income Trust II (BLE)

BlackRock MuniHoldings Investment Quality Fund (MFL)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended February 28, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. Faster global growth drove the equity market, while rising interest rates constrained bond returns.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment. Higher prices for industrial metals also bolstered the outlook for emerging-market countries.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also began to reduce its balance sheet, while setting expectations for additional rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.84%	17.10%
U.S. small cap equities (Russell 2000® Index)	8.30	10.51
International equities (MSCI Europe, Australasia, Far East Index)	7.12	20.13
Emerging market equities (MSCI Emerging Markets Index)	10.58	30.51
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.99
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(5.47)	(2.54)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.15)	2.32
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.11	4.18
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Municipal Market Overview  For the Reporting Period Ended February 28, 2018

Municipal Market Conditions

Municipal bonds experienced positive performance during the period alongside a favorable technical backdrop and a flattening yield curve resulting from continued Fed monetary policy normalization and benign inflation expectations. Ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in continued demand for fixed income investments. More specifically, investors favored the tax-exempt income, diversification, quality, and value of municipal bonds amid fiscal policy uncertainty, which saw tax reform ultimately lower the top individual tax rate just 2.6% while eliminating deductions and increasing demand for tax shelter. During the 12 months ended February 28, 2018, municipal bond funds experienced net inflows of approximately $30 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained elevated from a historical perspective at $389 billion (though well below the robust $445 billion issued in the prior 12-month period). Notably, issuance in December posted the highest monthly total on record at $56 billion, as issuers rushed deals to market ahead of the expected elimination of the tax-exemption for advanced refunding bonds and possibly private activity bonds (PABs). Ultimately, the final version of the Tax Cuts and Jobs Act left PABs unchanged, though the elimination of advanced refundings will likely suppress supply going forward, providing a powerful technical.

S&P Municipal Bond Index
Total Returns as of February 28, 2018
6 months: (1.15)%
12 months: 2.32%

A Closer Look at Yields

From February 28, 2017 to February 28, 2018, yields on AAA-rated 30-year municipal bonds increased by just 1 basis point (“bp”) from 3.05% to 3.06%, while 10-year rates increased by 18 bps from 2.29% to 2.47% and 5-year rates increased by 47 bps from 1.50% to 1.97% (as measured by Thomson Municipal Market Data). The municipal yield curve flattened significantly over the 12-month period with the spread between 2- and 30-year maturities flattening by 55 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds strongly outperformed U.S. Treasuries with the greatest outperformance experienced in the front and intermediate portions of the yield curve. Notably, January saw interest rates move rapidly higher alongside strong global growth and a more hawkish bias from global central banks. The relative positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities became increasingly scarce. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of February 28, 2018, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trusts’ intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”), and Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under the TOB Trust (including accrued interest), then the TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	5

Trust Summary as of February 28, 2018	BlackRock Municipal Bond Trust

Trust Overview

BlackRock Municipal Bond Trust’s (BBK) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from regular U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2018 ($14.47)(a)	5.27%
Tax Equivalent Yield(b)	8.90%
Current Monthly Distribution per Common Share(c)	$0.0635
Current Annualized Distribution per Common Share(c)	$0.7620
Economic Leverage as of February 28, 2018(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The distribution rate is not constant and is subject to change.
(d)	Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2018 were as follows:

	Returns Based On
	Market Price	NAV
BBK(a)(b)	(7.16)%	(0.55)%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	(6.78)	(1.29)

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

•	U.S. municipal bonds lost ground during the semi-annual period, with declining prices offsetting the benefit of income. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	The Trust’s largest detractors were its positions in longer-dated, high-quality securities that were issued in the past two years. These bonds had longer call structures, which translated to higher durations and lower income than their lower-rated and/or shorter-call counterparts. (Duration is a measure of interest rate sensitivity; a call is when an issuer redeems a bond prior to its maturity date).

•	The Trust had a modest weighting in zero-coupon bonds, which underperformed the overall market and detracted from performance due to their long durations. The Trust maintained a position in these securities due to their above-average income.

•	At a time in which short-term bonds lagged, some of the Trust’s shorter-maturity holdings detracted.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Trust’s strategy had a positive effect on returns.

•	Positions in BBB, non-rated, and non-investment grade securities were positive contributors as a result of their higher income and superior price performance.

•	Holdings in the tobacco sector also outperformed the broader market due to their above-average yields and the elevated demand for liquid, higher-yielding securities.

•	The Trust’s use of leverage contributed to performance by enhancing income. However, the use of leverage also amplified the impact of falling prices.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2018 (continued)	BlackRock Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	02/28/18	08/31/17	Change	High	Low
Market Price	$14.47	$15.99	(9.51)%	$16.14	$14.28
Net Asset Value	15.82	16.32	(3.06)	16.49	15.82

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/18	08/31/17
County/City/Special District/School District	22%	23%
Health	20	18
Transportation	20	18
Education	11	11
Utilities	8	9
State	7	11
Tobacco	6	5
Corporate	5	5
Housing	1	—

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2018	9%
2019	4
2020	6
2021	10
2022	7

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

CREDIT QUALITY ALLOCATION (a)

	02/28/18	08/31/17
AAA/Aaa	3%	3%
AA/Aa	37	40
A	25	26
BBB/Baa	16	15
BB/Ba	6	6
B	3	3
N/R(b)	10	7

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2018 and August 31, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% and 3%, respectively, of the Trust’s total investments.

*	Excludes short-term securities.

TRUST SUMMARY	7

Trust Summary as of February 28, 2018	BlackRock Municipal Income Investment Quality Trust

Trust Overview

BlackRock Municipal Income Investment Quality Trust’s (BAF) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income tax, including the alternative minimum tax and Florida intangible property tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular U.S. federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as February 28, 2018 of ($14.01)(a)	5.87%
Tax Equivalent Yield(b)	9.92%
Current Monthly Distribution per Common Share(c)	$0.0685
Current Annualized Distribution per Common Share(c)	$0.8220
Economic Leverage as of February 28, 2018(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The distribution rate is not constant and is subject to change.
(d)	Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2018 were as follows:

	Returns Based On
	Market Price	NAV
BAF(a)(b)	(4.67)%	(0.98)%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	(6.78)	(1.29)

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

•	U.S. municipal bonds lost ground during the semi-annual period, with declining prices offsetting the benefit of income. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	Positions in single A rated securities, which outperformed higher-quality issues during the period, contributed positively. In addition, high-quality and short-dated pre-refunded bonds did well compared to those with longer durations. (Duration is a measure of interest rate sensitivity.) Overall, however, the Trust’s concentration in higher-rated securities detracted from performance.

•	Positions in longer-duration bonds hurt performance relative to shorter-duration issues.

•	Portfolio income, enhanced by leverage, made the largest contribution to performance. However, the use of leverage also amplified the impact of falling prices.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2018 (continued)	BlackRock Municipal Income Investment Quality Trust

Market Price and Net Asset Value Per Share Summary

	02/28/18	08/31/17	Change	High	Low
Market Price	$14.01	$15.11	(7.28)%	$15.58	$13.70
Net Asset Value	15.11	15.69	(3.70)	15.75	15.11

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/18	08/31/17
Transportation	29%	31%
County/City/Special District/School District	27	28
Utilities	15	15
Health	12	12
State	7	6
Education	6	5
Housing	2	1
Tobacco	1	1
Corporate	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2018	8%
2019	17
2020	2
2021	28
2022	6

(b)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

CREDIT QUALITY ALLOCATION (a)

	02/28/18	08/31/17
AAA/Aaa	4%	3%
AA/Aa	64	70
A	21	17
BBB/Baa	8	8
N/R	3	2

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Excludes short-term securities.

TRUST SUMMARY	9

Trust Summary as of February 28, 2018	BlackRock Municipal Income Quality Trust

Trust Overview

BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the U.S. federal alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2018 ($13.26)(a)	5.43%
Tax Equivalent Yield(b)	9.17%
Current Monthly Distribution per Common Share(c)	$0.0600
Current Annualized Distribution per Common Share(c)	$0.7200
Economic Leverage as of February 28, 2018(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The monthly distribution per Common Share, declared on March 1, 2018, was decreased to $0.0520 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
(d)	Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2018 were as follows:

	Returns Based On
	Market Price	NAV
BYM(a)(b)	(8.33)%	(1.16)%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	(6.78)	(1.29)

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

•	U.S. municipal bonds lost ground during the semi-annual period, with declining prices offsetting the benefit of income. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	The Trust’s largest detractors were its positions in longer-dated, high-quality securities that were issued in the past two years. These bonds had longer call structures, which translated to higher durations and lower income than their lower-rated and/or shorter-call counterparts. (Duration is a measure of interest rate sensitivity; a call is when an issuer redeems a bond prior to its maturity date).

•	An underweight in high-grade bonds with intermediate maturities also detracted given the outperformance of municipal bonds near the 10-year part of the yield curve.

•	The Trust’s emphasis on higher-quality securities detracted from performance.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

•	Holdings in the tobacco sector outperformed the broader market due to their higher yields and the elevated demand for liquid, higher-yielding securities.

•	Longer-dated holdings with call structures in the four- to seven-year range outperformed.

•	The Trust’s use of leverage made a positive contribution to performance by enhancing income. However, the use of leverage also amplified the impact of falling prices.

•	The Trust had a sizable position in zero coupon bonds, which are especially vulnerable to market selloffs due to their long durations. The Trust maintained a position in these securities due to their above-average income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2018 (continued)	BlackRock Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary

	02/28/18	08/31/17	Change	High	Low
Market Price	$13.26	$14.84	(10.65)%	$15.24	$13.24
Net Asset Value	14.76	15.32	(3.66)	15.40	14.76

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/18	08/31/17
Transportation	28%	32%
County/City/Special District/School District	21	22
Health	16	14
Utilities	14	15
State	8	7
Education	7	5
Tobacco	4	3
Corporate	2	2

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (b)

Calendar Year Ended December 31,
2018	8%
2019	8
2020	8
2021	7
2022	7

(b)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

CREDIT QUALITY ALLOCATION (a)

	02/28/18	08/31/17
AAA/Aaa	11%	11%
AA/Aa	50	48
A	21	24
BBB/Baa	15	11
N/R	3	6

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Excludes short-term securities.

TRUST SUMMARY	11

Trust Summary as of February 28, 2018	BlackRock Municipal Income Trust II

Trust Overview

BlackRock Municipal Income Trust II’s (BLE) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE American	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2018 ($13.56)(a)	5.75%
Tax Equivalent Yield(b)	9.71%
Current Monthly Distribution per Common Share(c)	$0.0650
Current Annualized Distribution per Common Share(c)	$0.7800
Economic Leverage as of February 28, 2018(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The distribution rate is not constant and is subject to change.
(d)	Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2018 were as follows:

	Returns Based On
	Market Price	NAV
BLE(a)(b)	(9.75)%	(0.29)%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	(6.78)	(1.29)

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

•	U.S. municipal bonds lost ground during the semi-annual period, with declining prices offsetting the benefit of income. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	The Trust’s investments in longer-term bonds, which experienced larger price declines than other segments of the market, detracted from performance.

•	Portfolio income, enhanced by leverage, contributed to the Trust’s results over the last six months. However, the use of leverage also amplified the impact of falling prices.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Trust’s strategy had a positive effect on returns.

•	The Trust’s yield curve positioning also added value, as positions in short-dated, high-quality, and defensive pre-refunded bonds proved the most resilient in a challenging market environment.

•	Holdings in the low investment-grade and high yield categories performed well amid investors’ ongoing appetite for credit risk.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2018 (continued)	BlackRock Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary

	02/28/18	08/31/17	Change	High	Low
Market Price	$13.56	$15.45	(12.23)%	$15.59	$13.44
Net Asset Value	14.71	15.17	(3.03)	15.23	14.71

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/18	08/31/17
Transportation	21%	24%
Utilities	15	16
County/City/Special District/School District	14	14
Health	13	12
State	11	11
Education	9	8
Corporate	8	7
Tobacco	7	7
Housing	2	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2018	11%
2019	16
2020	13
2021	14
2022	9

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

CREDIT QUALITY ALLOCATION (a)

	02/28/18	08/31/17
AAA/Aaa	4%	4%
AA/Aa	37	40
A	18	19
BBB/Baa	21	19
BB/Ba	7	7
B	3	2
N/R(b)	10	9

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2018 and August 31, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% and 2%, respectively, of the Trust’s total investments.

*	Excludes short-term securities.

TRUST SUMMARY	13

Trust Summary as of February 28, 2018	BlackRock MuniHoldings Investment Quality Fund

Trust Overview

BlackRock MuniHoldings Investment Quality Fund’s (MFL) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade (as rated or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment) municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular U.S. federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 28, 2018 ($13.76)(a)	6.24%
Tax Equivalent Yield(b)	10.54%
Current Monthly Distribution per Common Share(c)	$0.0715
Current Annualized Distribution per Common Share(c)	$0.8580
Economic Leverage as of February 28, 2018(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The monthly distribution per Common Share, declared on March 1, 2018, was decreased to $0.0565 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
(d)	Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2018 were as follows:

	Returns Based On
	Market Price	NAV
MFL(a)(b)	(5.68)%	(1.33)%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	(6.78)	(1.29)

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

•	U.S. municipal bonds lost ground during the semi-annual period, with declining prices offsetting the benefit of income. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	The Trust’s positions in intermediate-term issues detracted from performance amid the backdrop of rising yields, particularly in the second half of the period.

•	Positions in higher-rated securities — those rated AA and AAA — also detracted. Higher-quality issues suffered a larger adverse impact from rising rates than their lower-rated counterparts due to their above-average interest-rate sensitivity and the strong demand for higher-yielding investments.

•	The Trust’s lack of exposure to high yield was a detractor. For example, tobacco was the top performing sector in the semiannual period, and the Trust held a zero weighting in this area.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

•	Positions in pre-refunded securities were positive contributors largely due to their short durations and above-average yields at issuance. Investments in longer-maturity issues (those with maturities of 25 years and above) also contributed due primarily to their higher income.

•	The Trust’s use of leverage made a positive contribution to performance by enhancing income. However, the use of leverage also amplified the impact of falling prices.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2018 (continued)	BlackRock MuniHoldings Investment Quality Fund

Market Price and Net Asset Value Per Share Summary

	02/28/18	08/31/17	Change	High	Low
Market Price	$13.76	$15.03	(8.45)%	$15.29	$13.70
Net Asset Value	14.28	14.91	(4.23)	14.96	14.28

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/18	08/31/17
Transportation	40%	41%
Health	17	15
Utilities	16	17
County/City/Special District/School District	11	12
State	8	8
Education	6	5
Tobacco	1	1
Housing	1	1
Corporate(a)	—	—

(a)	Represents less than 1% of total investments.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (d)

Calendar Year Ended December 31,
2018	9%
2019	20
2020	4
2021	16
2022	1
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

CREDIT QUALITY ALLOCATION (b)

	02/28/18		08/31/17
AAA/Aaa	8%		9%
AA/Aa	57		59
A	26		26
BBB/Baa	5		4
N/R	4	(c)	2

(b)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2018, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% of the Trust’s total investments.

*	Excludes short-term securities.

TRUST SUMMARY	15

Trust Summary as of February 28, 2018	BlackRock MuniVest Fund, Inc.

Trust Overview

BlackRock MuniVest Fund, Inc.’s (MVF) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Trust seeks to achieve its investment objective by investing at least 80% of an aggregate of the Trust’s net assets (including proceeds from the issuance of any preferred shares) and the proceeds of any borrowing for investment purposes, in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust primarily invests in long term municipal obligations rated investment grade at the time of investment (or, if unrated, are considered by the Trust’s investment adviser to be of comparable quality at the time of investment) and in long term municipal obligations with maturities of more than ten years at the time of investment. The Trust may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE American	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 28, 2018 ($9.21)(a)	5.99%
Tax Equivalent Yield(b)	10.12%
Current Monthly Distribution per Common Share(c)	$0.0460
Current Annualized Distribution per Common Share(c)	$0.5520
Economic Leverage as of February 28, 2018(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)	Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
(c)	The monthly distribution per Common Share, declared on March 1, 2018, was decreased to $0.0410 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
(d)	Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2018 were as follows:

	Returns Based On
	Market Price	NAV
MVF(a)(b)	(3.64)%	(0.32)%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	(6.78)	(1.29)

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

•	U.S. municipal bonds lost ground during the semi-annual period, with declining prices offsetting the benefit of income. Stronger economic growth and concerns about emerging inflation pressures fueled expectations that the Fed would continue to tighten monetary policy, dampening returns across the fixed-income market.

•	Long-term bonds outperformed short-term debt, leading to a flattening of the yield curve. In this environment, the Trust’s short duration posture contributed positively to relative performance. However, the Trust’s positions in short- and intermediate-term debt detracted. The Trust’s allocation to zero-coupon bonds, while limited, also detracted from performance since their longer duration accentuated the impact of the down market. (Duration is a measure of interest rate sensitivity.)

•	Reinvestment had an adverse effect on the Trust’s income, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at lower prevailing rates.

•	Bonds rated BBB and lower contributed to performance, as continued investor demand for higher yields helped support prices. In addition, these positions generated above-average income. Conversely, the Trust’s positions in higher-quality investments underperformed their lower-rated counterparts.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

•	At the sector level, positions in corporate-related tax-exempt bonds contributed to performance. The tobacco sector also generated positive absolute returns due to the announcement of a potential refunding of New Jersey’s outstanding tobacco bonds, which could result in $2.9 billion high yield tobacco issues being removed from the market. The announcement created a tailwind for all tobacco bonds due to the prospect of a reduced supply of liquid, high yield securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 28, 2018 (continued)	BlackRock MuniVest Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	02/28/18	08/31/17	Change	High	Low
Market Price	$9.21	$9.84	(6.40)%	$9.97	$9.15
Net Asset Value	9.44	9.75	(3.18)	9.78	9.44

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/28/18	08/31/17
Transportation	24%	26%
Health	23	23
County/City/Special District/School District	11	11
Education	10	9
Corporate	9	8
State	7	7
Tobacco	6	3
Utilities	6	7
Housing	4	6

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2018	17%
2019	19
2020	4
2021	6
2022	5

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

CREDIT QUALITY ALLOCATION (a)

	02/28/18	08/31/17
AAA/Aaa	5%	7%
AA/Aa	38	39
A	15	16
BBB/Baa	23	21
BB/Ba	4	4
B	3	2
N/R(b)	12	11

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings
(b)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2018 and August 31, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 2%, of the Trust’s total investments.

*	Excludes short-term securities.

TRUST SUMMARY	17

Schedule of Investments (unaudited) February 28, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 0.7%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$984,605
UAB Medicine Finance Authority, Refunding RB, Series B, 5.00%, 09/01/41	130	147,703

		1,132,308
Arizona — 7.5%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,312,244
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	460	469,301
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	746,171
4.75%, 07/01/31	3,070	3,293,404
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,744,200
5.00%, 12/01/37	2,065	2,416,380
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	500	531,565
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	1,019,142

		12,532,407
Arkansas — 2.3%
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	522,190
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	860,975
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,873,021
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	507,738

		3,763,924
California — 22.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/31	1,900	2,084,452
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 05/01/34(c)	1,000	1,125,380
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	3,000	3,486,240
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	2,000	2,201,180
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/42	2,405	2,685,880
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 08/01/34(c)	1,650	1,658,267
Los Angeles Unified School District California, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(d)	1,450	1,714,683
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(e)	8,000	3,393,040
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(e)	1,500	985,815
0.00%, 08/01/33(e)	4,000	1,631,680
0.00%, 08/01/39(c)	2,605	2,465,945
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 08/01/33(c)	2,800	3,240,748
State of California, GO, Refunding, Various Purposes, 5.00%, 02/01/38	3,000	3,334,440
State of California, GO, Various Purposes:
5.75%, 04/01/31	2,000	2,090,960
6.00%, 03/01/33	1,000	1,085,740
6.50%, 04/01/33	1,950	2,056,041
5.50%, 03/01/40	2,350	2,521,268

		37,761,759

Security	Par (000)	Value
Colorado — 0.7%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	$1,070	$1,096,333
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/36	550	580,795

Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,263,264
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	950	1,046,216

		2,309,480
Florida — 5.0%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 07/01/40	600	620,220
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/42	345	385,317
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,767,944
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 06/01/36	125	131,447
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	1,660	1,849,008
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(f)(g)	860	602,000

		8,355,936
Georgia — 0.4%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	705	705,564

Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	441,956

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	538,105

Illinois — 8.6%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/36	235	237,331
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/34	235	239,524
Series F, 5.00%, 12/01/23	310	329,521
Chicago Board of Education, GO, Refunding Series C, 5.00%, 12/01/25	425	450,143
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	1,600	1,639,936
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Senior Lien:
Series B, 5.00%, 01/01/35	2,000	2,274,940
Series B, 5.00%, 01/01/41	2,000	2,225,560
Series C, 5.00%, 01/01/38	1,000	1,118,620
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	870	947,343
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	721,066
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	300	316,641
5.00%, 02/15/47	205	214,586
5.00%, 02/15/50	100	104,283

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 05/15/39	$295	$310,033
Roosevelt University Project, 6.50%, 04/01/44	1,000	1,050,430
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	645	684,951
Railsplitter Tobacco Settlement Authority, RB:
6.00%, 06/01/21(b)	1,150	1,300,868
5.00%, 06/01/28	155	175,798

		14,341,574
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(h)	250	259,560

Kansas — 2.7%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,280	3,716,306
5.00%, 09/01/39	720	807,516

		4,523,822
Kentucky — 3.7%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	2,758,600
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,830	1,970,233
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
0.00%, 07/01/34	500	464,030
0.00%, 07/01/39	830	761,907
0.00%, 07/01/43	270	248,289

		6,203,059
Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	947,453
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,163,568
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	400	426,476

		2,537,497
Maryland — 0.2%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	171,496
5.25%, 07/01/44	170	171,086

		342,582
Massachusetts — 2.1%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	630	692,679
5.25%, 01/01/42	565	634,048
Massachusetts Development Finance Agency, Refunding RB, International Charter School, 5.00%, 04/15/40	400	423,788
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/42	1,500	1,686,615

		3,437,130
Michigan — 5.7%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	240	256,627

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	$5,560	$6,115,055
Trinity Health Credit Group, Series A, 4.00%, 12/01/36	850	869,967
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,150,190
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	40	41,161

		9,433,000
Minnesota — 4.5%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	886,002
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,890	4,017,242
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	325,360
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,185	1,184,881
College of St. Benedict, Series 8-K, 5.00%, 03/01/37	660	730,481
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	385	391,064

		7,535,030
Mississippi — 1.9%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	442,688
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	845	927,802
County of Jackson Limited Tax Note (AGC), 5.50%, 07/01/32	1,750	1,829,152

		3,199,642
Missouri — 2.7%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	978,282
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	548,785
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	332,887
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	549,135
Heartland Regional Medical Center, 4.13%, 02/15/43	300	306,336
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,113,460
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	540	600,334

		4,429,219
Montana — 1.2%
County of Cascade Montana High School District A Great Falls, GO:
4.00%, 07/01/34	570	605,095
4.00%, 07/01/35	550	582,043
Montana State Board of Regents, RB, Montana State University Facilities Improvement, 5.00%, 11/15/43	745	852,049

		2,039,187
Nebraska — 1.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 09/01/42	600	650,136
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	435,520
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	273,837
4.00%, 01/01/44	400	406,520

		1,766,013

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada — 1.2%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	$995	$1,002,303
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,000	1,039,910

		2,042,213
New Jersey — 15.2%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	746,506
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	200	219,986
School Facilities Construction, Series UU, 5.00%, 06/15/40	425	440,496
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	2,500	2,836,775
Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	8,774,250
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transfer Program, 5.00%, 10/01/37	685	726,744
St. Barnabas Health Care System, Series A, 4.63%, 07/01/21(b)	510	554,120
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	1,700	1,901,637
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	500	552,900
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,061,475
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(e)	1,000	428,650
Transportation Program, Series AA, 5.00%, 06/15/45	900	935,001
Transportation Program, Series AA, 5.00%, 06/15/46	400	415,300
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	875	991,900
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35	625	666,969
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	3,000	2,985,060

		25,237,769
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	498,065

New York — 5.8%
City of New York New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	925	932,160
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	927,603
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,110,027
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/37	1,000	1,138,310
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	800	855,336
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	405	442,410
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	1,000	1,088,610
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,295	1,371,068

Security	Par (000)	Value
New York (continued)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	$400	$400,248
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/37	1,250	1,419,587

		9,685,359
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, The United Methodist Retirement Homes, Series A, 5.00%, 10/01/42	300	326,829

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	527,299

Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	2,000	1,979,780
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	2,000	2,034,320

		4,014,100
Oklahoma — 1.8%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 09/01/37	1,275	1,291,524
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	809,698
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	820	892,340

		2,993,562
Oregon — 1.6%
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 06/15/40(e)	1,000	419,150
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	700,009
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	1,475	1,620,420

		2,739,579
Pennsylvania — 9.3%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	335	371,843
5.00%, 06/01/34	750	829,110
(AGM), 4.00%, 06/01/39	1,365	1,370,119
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,757,240
Delaware River Port Authority, RB:
4.50%, 01/01/32	1,500	1,601,265
Series D (AGM), 5.00%, 01/01/40	2,600	2,745,236
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	5,000	5,455,700
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	1,250	1,365,688

		15,496,201
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	940	883,939
5.63%, 05/15/43	890	829,364

		1,713,303

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Rhode Island — 4.6%
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	$1,155	$1,164,818
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,540	1,709,338
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 04/01/19(b)	900	937,926
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,068,800
Series B, 4.50%, 06/01/45	2,730	2,756,754

		7,637,636
South Carolina — 0.9%
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	1,500	1,487,025

Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,950	2,088,723
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	930,886
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	291,643
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	675	744,505
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	800	839,976

		4,895,733
Texas — 8.8%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(e)	11,690	3,643,890
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	1,500	1,613,025
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(e)	10,760	4,454,640
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(e):
0.00%, 08/15/24(b)	370	189,403
0.00%, 08/15/35	3,630	1,749,261
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	760	854,103
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,210,340

		14,714,662
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	400	402,796

Vermont — 0.8%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	514,275
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	735	751,104

		1,265,379
Virginia — 2.2%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	510,751
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	814,871

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, AMT (continued):
Transform 66 P3 Project, 5.00%, 12/31/49	$2,135	$2,299,737

		3,625,359
Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(a)	600	653,430

Wisconsin — 0.6%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	271,440
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	665	745,618

		1,017,058

Total Municipal Bonds — 138.3% (Cost — $216,679,312)		230,239,239

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 05/01/18(b)	3,750	3,771,600

Connecticut — 1.7%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	2,911,209

Georgia — 2.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	4,003	4,499,017

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(j)	1,400	1,473,025

New York — 12.7%
City of New York New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,198,358
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	104	104,769
5.75%, 06/15/40	346	350,352
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	405	424,831
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,000	6,690,301
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(j)	2,500	2,760,267
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,765,909
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/18(b)	2,199	2,223,837
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,720,805

		21,239,429
Ohio — 0.8%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 04/28/18(b)	1,260	1,267,365

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas — 1.0%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	$1,580	$1,733,090

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.1% (Cost — $35,805,279)		36,894,735

Total Long-Term Investments — 160.4% (Cost — $252,484,591)		267,133,974

	Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(k)(l)	143,967	143,982

Total Short-Term Securities — 0.1% (Cost — $143,969)		143,982

Total Investments — 160.5% (Cost — $252,628,560)		267,277,956
Other Assets Less Liabilities — 0.4%		571,614
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.9)%		(21,465,101)
VMTP Shares at Liquidation Value — (48.0)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$166,484,469

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2019, is $2,411,645. See Note 4 of the Notes to Financial Statements for details.
(k)	Annualized 7-day yield as of period end.

(l)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	136,442	7,525	143,967	$143,982	$2,780	$(242)	$13

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	57	06/20/18	$6,843	$6,086
Long U.S. Treasury Bond	88	06/20/18	12,623	(47,864)
5-Year U.S. Treasury Note	15	06/29/18	1,709	2,159

				$(39,619)

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Bond Trust (BBK)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$8,245	$—	$8,245

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$47,864	$—	$47,864

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$1,336,617	$—	$1,336,617

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$35,855	$—	$35,855

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$15,899,012

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$267,133,974	$—	$267,133,974
Short-Term Securities	143,982	—	—	143,982

	$143,982	$267,133,974	$—	$267,277,956

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$8,245	$—	$—	$8,245
Liabilities:
Interest rate contracts	(47,864)	—	—	(47,864)

	$(39,619)	$—	$—	$(39,619)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Bond Trust (BBK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(21,403,733)	$—	$(21,403,733)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(101,303,733)	$—	$(101,303,733)

During the six months ended February 28, 2018, there were no transfers between levels.

See notes to financial statements.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$1,000	$1,055,370
6.13%, 06/01/19	1,000	1,056,910
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	370,751

		2,483,031
California — 13.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	2,005	2,052,178
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	1,120	1,222,749
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 07/01/18(a)	1,400	1,419,670
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,207,153
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 04/01/19(a)	3,210	3,353,102
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,127,630
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	1,835	2,136,123
5.25%, 05/15/38	520	589,612
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,125	1,185,097
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,164,370
5.50%, 11/01/31	1,500	1,742,250
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	575,362
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	380	443,973

		18,219,269
Colorado — 3.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,677,830
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,425	1,499,528

		5,177,358
Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series A-1(b):
3.63%, 05/15/35	240	237,715
3.85%, 11/15/43	390	386,837

		624,552
Florida — 9.4%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,033,972
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	233,274
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,888,389
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,431,141
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	745	846,707

		12,433,483

Security	Par (000)	Value
Georgia — 2.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	$2,500	$2,794,300
Dahlonega Downtown Development Authority, Refunding RB, North Georgia MAC, LLC Project, 3.13%, 07/01/40	160	144,059

		2,938,359
Illinois — 21.1%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,057,180
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	690	766,079
Series A, 5.75%, 01/01/39	135	148,195
Series C, 6.50%, 01/01/21(a)	3,740	4,229,491
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	1,300	1,345,162
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,457,063
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,252,930
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,170,220
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,564,849
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	909,378
5.25%, 12/01/43	1,430	1,480,021
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,885	2,094,122
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/47	115	120,377
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/50	60	62,570
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	915	1,020,673
6.00%, 06/01/21	260	294,109
State of Illinois, GO:
5.25%, 02/01/31	610	630,301
5.25%, 02/01/32	1,000	1,033,280
5.50%, 07/01/33	1,000	1,039,180
5.50%, 07/01/38	270	279,804

		27,954,984
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	470	486,008
5.50%, 01/01/38	1,945	2,006,462

		2,492,470
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC)(a):
5.25%, 02/01/19	900	930,672

Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring(a):
Series A-1 (AGC), 6.00%, 01/01/19	375	389,314
Series A-2 (AGC), 6.00%, 01/01/19	150	155,725
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	790	823,346

		1,368,385

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	$695	$764,146
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	547,400

		1,311,546
Michigan — 2.3%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	1,695	1,798,768
6.25%, 07/01/36	5	5,284
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	1,205	1,246,067

		3,050,119
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	565	585,187
6.50%, 11/15/38	3,115	3,216,892

		3,802,079
Mississippi — 2.1%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,220,820
Mississippi State University Educational Building Corp., Refunding RB:
Mississippi State University Facilities Refinancing, Series A, 4.00%, 08/01/43	330	337,009
Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,163,730

		2,721,559
Montana — 0.2%
Montana State Board of Regents, RB, Montana State University Facilities Improvement:
3.25%, 11/15/37	80	77,167
3.38%, 11/15/47	210	199,574

		276,741
Nevada — 1.6%
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	2,000	2,098,940

New Jersey — 5.0%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,300	1,358,877
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	1,455	1,483,751
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,056,020
Series AA, 5.50%, 06/15/39	1,620	1,725,899

		6,624,547
New York — 5.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/29	2,465	2,550,462
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	1,565	1,761,721
Series A-1, 5.25%, 11/15/39	1,000	1,140,710
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/46	1,890	1,926,458
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	430	415,070

		7,794,421

Security	Par (000)	Value
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$470	$527,758

Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	990	1,077,338

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	510	217,423

Pennsylvania — 3.4%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/32	390	435,006
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	535	540,414
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,871,859
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,669,590

		4,516,869
Rhode Island — 1.3%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	1,645	1,684,332

South Carolina — 2.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,757,852
State of South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	305	327,466
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,275	1,400,677

		3,485,995
Texas — 13.0%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 08/01/18(a)	1,000	1,015,940
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,100,961
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 08/15/41	3,365	3,551,690
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 05/15/19(a)	945	987,998
6.00%, 05/15/19(a)	4,565	4,806,580
6.00%, 11/15/35	135	142,228
6.00%, 11/15/36	115	121,157
5.38%, 11/15/38	55	57,395
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 01/01/19(a)	205	213,493
6.50%, 07/01/37	795	823,095
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,151,260
North Texas Tollway Authority, Refunding RB, 1st Tier(a):
(AGM), 6.00%, 01/01/21	1,000	1,117,130
Series K-1 (AGC), 5.75%, 01/01/19	1,500	1,553,535
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	440	494,481

		17,136,943
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	370	405,420

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	$1,000	$1,038,440

		1,443,860
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,025	1,127,695
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	795	874,651

		2,002,346

Total Municipal Bonds — 101.7% (Cost — $126,123,717)		134,395,379

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 12.7%
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,640	1,705,247
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,162,529
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	10,680	11,936,182

		16,803,958
Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,455,604

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(e)	759	779,618

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,025,819

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,700	1,757,052

Illinois — 5.4%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	825	921,219
Series B, 5.00%, 01/01/40	3,329	3,722,659
Series C, 5.00%, 01/01/38	2,252	2,503,439

		7,147,317
Michigan — 2.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	2,970,889

Nevada — 4.9%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 07/01/18(a)	2,000	2,031,050
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,479,414

		6,510,464
New Jersey — 6.7%
New Jersey EDA, RB, School Facilities Construction (AGC)(a):
6.00%, 12/15/18	986	1,021,347
6.00%, 12/15/18	14	14,453
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(a)(e)	6,020	6,771,085

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	$1,000	$1,052,161

		8,859,046
New York — 14.4%
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,019	3,326,053
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	4,993	5,536,941
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	900	927,182
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(e)	1,000	1,104,107
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,540	2,884,945
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,262,779
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(e)	1,740	1,951,592

		18,993,599
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,654,316

Pennsylvania — 3.5%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,505,002
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,253,021
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,640	1,850,789

		4,608,812
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,018,190

Texas — 5.7%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,889,431
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	2,310	2,592,317

		7,481,748
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,005	1,047,078

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(e)	1,337	1,581,381

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 64.8% (Cost — $82,473,131)		85,694,891

Total Long-Term Investments — 166.5% (Cost — $208,596,848)		220,090,270

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(f)(g)	1,835,929	$1,836,113

Total Short -Term Securities — 1.4% (Cost — $1,836,102)		1,836,113

Total Investments — 167.9% (Cost — $210,432,950)		221,926,383
Other Assets Less Liabilities — 1.7%		2,326,474
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.7)%		(49,840,636)
VMTP Shares at Liquidation Value — (31.9)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$132,212,221

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to January 1, 2026, is $8,408,847. See Note 4 of the Notes to Financial Statements for details.
(f)	Annualized 7-day yield as of period end.

(g)	During the year ended February 28, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	189,247	1,646,682	1,835,929	$1,836,113	$3,908	$(184)	$30

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	28	06/20/18	$3,361	$2,624
Long U.S. Treasury Bond	34	06/20/18	4,877	(20,219)
5-Year U.S. Treasury Note	33	06/29/18	3,760	6,356

				$(11,239)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$8,980	$—	$8,980

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$20,219	$—	$20,219

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Investment Quality Trust (BAF)

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$722,187	$—	$722,187

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$33,380	$—	$33,380

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$9,698,270

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$220,090,270	$—	$220,090,270
Short-Term Securities	1,836,113	—	—	1,836,113

	$1,836,113	$220,090,270	$—	$221,926,383

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$8,980	$—	$—	$8,980
Liabilities:
Interest rate contracts	(20,219)	—	—	(20,219)

	$(11,239)	$—	$—	$(11,239)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(49,716,592)	$—	$(49,716,592)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(91,916,592)	$—	$(91,916,592)

During the six months ended February 28, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) February 28, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 3.7%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 03/01/45(a)	$1,165	$1,221,957
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 07/01/40	5,800	6,269,510
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	1,495	1,577,778
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	1,005	1,127,731
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	3,800	4,216,898

		14,413,874
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,162,395

Arizona — 0.5%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 5.00%, 01/01/38	440	493,649
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,311,637
5.25%, 10/01/28	250	263,378

		2,068,664
California — 14.1%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 07/01/39	625	658,400
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	1,858,939
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(b)	10,100	12,406,941
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,620	1,771,535
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	2,000	2,324,160
City of Los Angeles Department of Airports, RB, Sub-Series B, 5.00%, 05/15/37	875	1,007,939
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 08/01/18(a)(b)	7,450	7,567,337
Los Angeles Unified School District California, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(c)	3,430	4,056,112
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(a)	1,580	1,283,260
San Diego California Unified School District, GO, Election of 2008(d):
CAB, Series C, 0.00%, 07/01/38	2,000	908,380
CAB, Series G, 0.00%, 07/01/34	725	343,338
CAB, Series G, 0.00%, 07/01/35	775	344,658
CAB, Series G, 0.00%, 07/01/36	1,155	482,374
CAB, Series G, 0.00%, 07/01/37	770	302,102
CAB, Series K-2, 0.00%, 07/01/38	1,745	792,562
CAB, Series K-2, 0.00%, 07/01/39	2,115	921,844
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,134,571
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	886,186
San Leandro Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/46	1,820	2,117,934
San Marcos Schools Financing Authority, Refunding LRB, (AGM), 5.00%, 08/15/35	1,000	1,157,300

Security	Par (000)	Value
California (continued)
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	$1,100	$1,211,463
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,285,510
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,636,221
Washington Township Health Care District, Refunding RB, Series B, 5.00%, 07/01/30	1,500	1,675,185
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(d)	10,000	4,760,500

		54,894,751
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	960	1,028,842
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,432,120

		2,460,962
District of Columbia — 4.9%
District of Columbia, GO, Series D:
5.00%, 06/01/38	2,500	2,877,075
5.00%, 06/01/41	2,000	2,280,880
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	9,500	9,991,720
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	3,350	3,824,226

		18,973,901
Florida — 9.8%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	1,937,523
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(b)	1,400	1,418,060
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(b)	6,750	6,904,845
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,212,535
County of Miami-Dade Florida Aviation, Refunding ARB:
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,444,500
Series A, 5.50%, 10/01/36	5,000	5,288,550
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,318,751
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	759,357
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 07/01/18(b)	1,300	1,315,912
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	690,896
5.00%, 08/01/47	1,845	2,017,563
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	300	313,188
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,340	1,519,399
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	710	790,841
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	2,000	2,238,200

		38,170,120

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia — 2.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	$7,500	$8,382,900
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,655	1,656,324
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	545	625,981
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	169,138
5.00%, 04/01/44	595	642,469

		11,476,812
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,391,650

Illinois — 12.6%
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/42	3,300	3,789,324
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(b)	1,230	1,361,388
5.63%, 01/01/35	295	322,571
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	10,896,130
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,860,640
Sales Tax Receipts, 5.25%, 12/01/36	650	705,523
Cook County Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	7,700	8,015,931
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,063,600
5.25%, 12/01/43	500	517,490
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	222,856
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	700	738,829
5.00%, 02/15/47	480	502,445
5.00%, 02/15/50	240	250,279
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,130,908
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	411,567
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	891,900
Railsplitter Tobacco Settlement Authority, RB:
6.00%, 06/01/21(b)	710	803,145
5.00%, 06/01/28	365	413,976
State of Illinois, GO:
5.25%, 07/01/29	8,345	8,650,177
5.50%, 07/01/33	880	914,478
5.50%, 07/01/38	1,475	1,528,557

		48,991,714
Indiana — 2.0%
Carmel Local Public Improvement Bond Bank, RB, Series B-1, 4.00%, 07/15/37	655	678,829
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,215,291

Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(b)	$1,125	$1,163,317
5.50%, 01/01/38	4,625	4,771,150

		7,828,587
Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 07/01/33	3,000	3,428,190
Series A (AGC), 5.63%, 08/15/19(b)	5,000	5,292,300

		8,720,490
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(b)	1,330	1,375,326
5.25%, 02/01/29	170	175,653

		1,550,979
Maryland — 1.0%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System Issue, 4.00%, 07/01/48	4,000	3,958,160

Massachusetts — 5.1%
Massachusetts Development Finance Agency, RB, Series A:
Emerson College Issue, 5.00%, 01/01/47	2,370	2,605,791
Lesley University, 5.00%, 07/01/35	805	894,282
Lesley University, 5.00%, 07/01/37	815	899,271
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, Series A, 5.00%, 01/01/40	610	680,150
Emmanuel College Issue, Series A, 5.00%, 10/01/43	420	455,956
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	190	202,681
Umass Memorial Healthcare, 5.00%, 07/01/44	3,700	4,036,774
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,395	1,551,854
Massachusetts School Building Authority, Refunding RB, Series A, 5.25%, 02/15/48	3,300	3,869,613
Massachusetts State College Building Authority, Refunding RB, Series D, 4.00%, 05/01/40	4,475	4,641,515

		19,837,887
Michigan — 6.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 07/01/18(b)	3,000	3,042,600
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,100	1,219,669
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,458,120
Henry Ford Health System, 3.25%, 11/15/42	995	854,775
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	9,020	9,804,650
Trinity Health Credit Group, 5.00%, 12/01/21(b)	30	33,382
Trinity Health Credit Group, Series A, 4.00%, 12/01/36	1,900	1,944,631
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,560	1,690,291
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,226,360
Series I-A, 5.38%, 10/15/41	800	887,880
Series II-A, 5.38%, 10/15/36	1,500	1,669,770
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	482,172

		26,314,300

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Montana — 0.5%
Montana State Board of Regents, RB, Montana State University Facilities Improvement, 5.00%, 11/15/43	$1,755	$2,007,176

Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 09/01/37	6,345	6,941,430

Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	3,000	3,182,130
(AGM), 5.25%, 07/01/39	4,100	4,348,911

		7,531,041
New Jersey — 7.9%
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	392,850
Series WW, 5.25%, 06/15/33	170	183,306
Series WW, 5.00%, 06/15/34	225	237,629
Series WW, 5.00%, 06/15/36	1,395	1,467,024
Series WW, 5.25%, 06/15/40	400	423,016
New Jersey EDA, Refunding RB, Sub-Series A:
3.38%, 07/01/30	475	451,202
4.00%, 07/01/32	930	927,945
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transfer Program, 5.00%, 10/01/37	1,605	1,702,809
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 06/15/36	5,070	5,299,265
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	5,845	2,132,548
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,764,381
Transportation Program, Series AA, 5.00%, 06/15/38	945	985,266
Transportation System, Series A, 5.50%, 06/15/41	3,000	3,158,820
Transportation System, Series AA, 5.50%, 06/15/39	3,785	4,032,425
Transportation System, Series B, 5.25%, 06/15/36	5,000	5,259,600
Transportation System, Series D, 5.00%, 06/15/32	900	955,719
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 01/01/37	595	615,034
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	720	773,770

		30,762,609
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	405	448,258

New York — 3.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 01/15/33	1,950	2,016,222
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Fiscal, Sub-Series E-1, 5.00%, 02/01/37	1,465	1,668,064
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,845,904
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	480	534,571
5.75%, 02/15/47	290	317,356
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	710	807,014
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,570	1,775,466
New York City Water & Sewer System, Refunding RB, Second Genration Resolution, 5.00%, 06/15/37	1,500	1,724,460

Security	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB, Education, Series B, 5.75%, 03/15/19(b)	$1,300	$1,358,097

		12,047,154
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, The United Methodist Retirement Homes, Series A, 5.00%, 10/01/42	700	762,601

Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	610	710,802
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	873,538
5.25%, 02/15/33	1,095	1,223,619

		2,807,959
Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 06/15/36(a)	945	1,067,340
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	1,115	475,347

		1,542,687
Pennsylvania — 5.5%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	790	876,884
5.00%, 06/01/34	1,750	1,934,590
(AGM), 4.00%, 06/01/39	3,230	3,242,112
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,770	1,797,205
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,245	4,702,526
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	774,362
Series A-1, 5.00%, 12/01/37	1,230	1,382,274
Series A-1, 5.00%, 12/01/41	2,730	3,031,337
Series B, 5.00%, 12/01/40	1,060	1,176,134
Series C, 5.50%, 12/01/23(b)	630	744,629
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	625	693,431
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	940,695

		21,296,179
Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	5,912,379

South Carolina — 5.9%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/39	260	294,042
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,469,725
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/40	5,000	5,357,450
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,960	7,632,336
Series E, 5.50%, 12/01/53	610	668,987

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	$2,360	$2,550,381
(AGM), 5.00%, 12/01/56	2,845	3,141,449

		23,114,370
Tennessee — 0.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	38,604

Texas — 13.4%
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien, Series B, 5.00%, 11/15/36	2,890	3,303,530
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	677,884
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(d)	10,030	6,754,703
County of Harris Texas, GO, Refunding, (NPFGC)(d):
0.00%, 08/15/25	7,485	6,187,849
0.00%, 08/15/28	10,915	8,212,664
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(d):
0.00%, 11/15/38	5,785	2,096,195
0.00%, 11/15/39	6,160	2,091,197
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(d)	2,340	1,082,344
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,239,940
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 0.00%, 10/01/46(a)	2,365	2,169,675
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(d):
0.00%, 11/15/24(b)	5,965	2,210,271
0.00%, 11/15/38	10,925	3,678,994
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(d)	3,775	1,547,184
North Texas Tollway Authority, RB(b):
CAB, Special Project System, Series B, 0.00%, 09/01/31(d)	1,975	842,555
Convertible CAB, Series C, 0.00%, 09/01/31(a)	2,500	2,964,700
Special Projects System, Series A, 6.00%, 09/01/21	1,000	1,140,280
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(b)	510	528,819
1st Tier System, Series A, 6.00%, 01/01/28	115	119,087
Series B, 5.00%, 01/01/40	385	418,830
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	2,105	2,294,240
5.00%, 12/15/32	2,540	2,764,815

		52,325,756
Utah — 0.8%
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/42	2,575	2,915,132

Virginia — 1.2%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health, 5.50%, 05/15/19(b)	260	272,537
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A:
5.00%, 07/01/42	900	1,034,037
5.50%, 07/01/57	1,380	1,631,781

Security	Par (000)	Value
Virginia (continued)
Virginia Commonwealth Transportation Board, Refunding RB, Capital Projects, Series A, 4.00%, 05/15/34	$1,750	$1,852,428

		4,790,783
Washington — 2.2%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	2,000	2,190,580
MultiCare Health System, Series C (AGC), 5.50%, 08/15/18(b)	4,000	4,076,120
Providence Health & Services, Series A, 5.25%, 10/01/39	675	710,221
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(e)	1,400	1,524,670

		8,501,591
Wisconsin — 1.7%
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,564,890
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	5,000	4,931,600

		6,496,490

Total Municipal Bonds — 117.1% (Cost — $427,820,244)		456,457,445

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(b)	1,300	1,359,130

California — 2.3%
California State University, RB, Systemwide, Series A (AGM):
5.00%, 05/01/18(b)(g)	3,292	3,313,015
5.00%, 11/01/33	86	86,692
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(b):
5.00%, 05/01/18	808	812,991
5.00%, 05/01/18	4,062	4,087,496
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	449	472,314

		8,772,508
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,740,033

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	1,080	1,150,987

Florida — 6.0%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,902,386
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,950	2,131,252
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	10,101	10,959,018
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(b)	6,097	6,433,519

		23,426,175
Illinois — 5.2%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,663,028

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)(g)	$1,400	$1,465,442
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	7,714	8,516,191
Series A, 5.00%, 01/01/40	3,045	3,400,137
Series B, 5.00%, 01/01/40	1,170	1,307,961
Series C, 5.00%, 01/01/38	2,658	2,954,057

		20,306,816
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	5,363	6,357,752

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,543,784

Massachusetts — 2.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,858,818
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	7,070	7,284,378

		9,143,196
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,430,059
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,076,246

		3,506,305
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)(g)	4,198	4,396,095
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(b)	2,024	2,135,515
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,900	4,402,125

		10,933,735
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,040,400
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	2,000	2,104,322

		3,144,722
New York — 13.6%
City of New York New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,240	6,957,914
2nd General Resolution, Series FF, 5.00%, 06/15/39	8,355	9,450,090
Series DD, 5.00%, 06/15/35	1,845	2,100,391
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,433,006
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,700	1,930,869
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,031,156
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	5,720	6,328,994
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,948,275

Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34(g)	$4,500	$4,621,387

		52,802,082
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	620	640,606

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,133,011
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	5,721,986

		6,854,997
South Carolina — 0.2%
South Carolina Public Service Authority, Refunding RB, Series A(b)(g):
5.50%, 01/01/19	48	49,397
5.50%, 01/01/19	553	571,164

		620,561
Texas — 1.3%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	789,325
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,920	4,380,414

		5,169,739
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,719,299

Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	3,520	3,748,712
Series C, 5.25%, 04/01/19(b)	2,500	2,601,312

		6,350,024
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.5% (Cost — $164,837,569)		169,542,451

Total Long-Term Investments — 160.6% (Cost — $592,657,813)		625,999,896

	Shares
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(h)(i)	990,798	990,897

Total Short-Term Securities — 0.3% (Cost — $990,897)		990,897

Total Investments — 160.9% (Cost — $593,648,710)		626,990,793
Other Assets Less Liabilities — 0.8%		3,009,707
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.5)%		(103,129,814)
VMTP Shares at Liquidation Value — (35.2)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$389,670,686

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Quality Trust (BYM)

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June, 15, 2018 to November, 01, 2033, is $10,516,858. See Note 4 of the Notes to Financial Statements for details.
(h)	Annualized 7-day yield as of period end.

(i)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,889,865	(899,067)	990,798	$990,897	$17,050	$724	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	157	06/20/18	$18,847	$16,575
Long U.S. Treasury Bond	185	06/20/18	26,536	(100,041)
5-Year U.S. Treasury Note	50	06/29/18	5,696	8,871

				$(74,595)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$25,446	$—	$25,446

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$100,041	$—	$100,041

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$2,617,060	$—	$2,617,060

Net Change in Unrealized Appreciation (Depreciation) from:
Futures contracts	$—	$—	$—	$—	$73,976	$—	$73,976

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Quality Trust (BYM)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$37,266,305

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$625,999,896	$—	$625,999,896
Short-Term Securities	990,897	—	—	990,897

	$990,897	$625,999,896	$—	$626,990,793

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$25,446	$—	$—	$25,446
Liabilities:
Interest rate contracts	(100,041)	—	—	(100,041)

	$(74,595)	$—	$—	$(74,595)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	$—	$(102,796,594)	$—	$(102,796,594)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(239,996,594)	$—	$(239,996,594)

During the six months ended February 28, 2018, there were no transfers between levels.

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 2.7%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41(a)	$1,830	$1,884,388
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	589,048
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,455,775
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,908,243
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,403,883

		9,241,337
Arizona — 2.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(b)	1,825	1,867,322
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,552,378
5.00%, 12/01/37	1,000	1,170,160

		9,589,860
California — 12.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(c)	2,480	2,593,857
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	3,500	3,821,090
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,532,827
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	173,810
5.25%, 08/15/49	395	426,272
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	345	381,263
5.00%, 02/01/37	260	286,286
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	4,880	5,189,685
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(b)	490	516,690
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	6,500	6,951,425
5.25%, 05/15/39	860	897,332
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	451,391
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	1,790	1,803,407
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(d):
0.00%, 08/01/33	3,000	1,710,060
0.00%, 08/01/43	2,500	902,400
State of California, GO, Various Purposes:
6.00%, 03/01/33	1,760	1,910,902
6.50%, 04/01/33	10,645	11,223,875
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	924,008
Sub-Series I-1, 6.38%, 11/01/19(c)	1,280	1,383,680

		43,080,260

Security	Par (000)	Value
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	$2,330	$2,416,466

Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,044,707

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,305,373
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,260	1,387,613
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,445,786

		7,138,772
District of Columbia — 4.9%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	526,966
Georgetown University Issue, 5.00%, 04/01/42	540	603,866
Kipp Charter School, Series A, 6.00%, 07/01/23(c)	820	979,080
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	11,500	12,095,240
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	574,222
5.25%, 10/01/44	2,000	2,093,900

		16,873,274
Florida — 5.5%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,589,861
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,795,319
Country of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	315	350,459
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,600,220
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A (AGC), AMT, 5.25%, 10/01/18(c)	1,385	1,415,138
Series A (AGC), AMT, 5.25%, 10/01/38	240	244,702
Series A-1, 5.38%, 10/01/41	1,255	1,360,006
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/20(c)	5,000	5,429,350
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	3,300	3,895,683
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	1,795	1,256,500

		18,937,238
Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,325	1,326,060
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	555	637,468
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	965,462

		2,928,990
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,480	1,586,146

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	$805	$894,274

Illinois — 20.7%
Chicago Board of Education, GO, Dedicated Revenues, Series H, 5.00%, 12/01/36	495	499,910
Chicago Board of Education, GO, Refunding, Dedicated Revenues, Series G, 5.00%, 12/01/34	495	504,529
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series D, 5.00%, 12/01/27	920	968,530
Series F, 5.00%, 12/01/22	675	714,656
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	2,705	2,769,136
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	4,940	5,200,289
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	4,200	4,663,092
Series A, 5.75%, 01/01/39	800	878,192
Series C, 6.50%, 01/01/21(c)	6,430	7,271,558
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,246,957
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,339,992
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	898,742
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,155,082
Central Dupage Health, Series B, 5.50%, 11/01/19(c)	1,750	1,863,662
Presence Health Network, Series C, 4.00%, 02/15/41	1,545	1,522,752
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	7,445	7,459,890
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	6,725	7,051,700
Series B-2, 5.00%, 06/15/50	2,725	2,770,099
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	520	580,055
6.00%, 06/01/21	1,255	1,419,643
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,657,482
Series A, 5.00%, 04/01/35	2,500	2,534,575
Series A, 5.00%, 04/01/38	3,885	3,933,485
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(c)	685	717,585
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	2,815	3,141,850
Senior, Series C, 5.00%, 01/01/37	3,005	3,348,051
Series A, 5.00%, 01/01/38	2,160	2,386,584
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,139,156

		71,637,234
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	993,036
7.00%, 01/01/44	3,535	4,172,007
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,877,883
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	518,858
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,610	1,717,564

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	$435	$468,634
Sisters of St. Francis Health Services, 5.25%, 11/01/19(c)	915	969,131
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,208,013
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(c)	1,200	1,245,804
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,380	1,533,856

		16,704,786
Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	3,060	3,177,014
Midwestern Disaster Area, 5.50%, 12/01/22	10	10,155
Midwestern Disaster Area, 5.25%, 12/01/25	500	530,985
Midwestern Disaster Area, 5.88%, 12/01/26(b)	445	469,164
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	955	992,608
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,609,919

		6,789,845
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,060	1,132,494
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(h)	1,280	1,177,075

		2,309,569
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,044,784
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,100	1,178,331
5.25%, 05/15/31	935	1,008,239
5.25%, 05/15/32	1,195	1,301,355
5.25%, 05/15/33	1,300	1,404,494
5.25%, 05/15/35	795	861,398

		9,798,601
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(c)	475	518,216
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	800	838,000
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	510,023
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	2,400	2,690,544

		4,556,783
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(b)	1,530	1,530,949
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(c)	955	999,111

		2,530,060

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan — 2.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	$4,825	$5,217,755
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	830	897,695
5.50%, 05/15/36	670	709,235
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	940	1,020,154
Henry Ford Health System, 4.00%, 11/15/46	1,315	1,310,476

		9,155,315
Missouri — 2.4%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33	6,000	3,480,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	305,836
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	1,135	1,183,703
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	2,825	3,141,428
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	265	285,286

		8,396,253
Multi-State — 2.0%
Centerline Equity Issuer Trust(b):
Series A-4-2, 6.00%, 05/15/19	3,500	3,662,715
Series B-3-2, 6.30%, 05/15/19	3,000	3,149,790

		6,812,505
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 09/01/37	895	979,130
5.00%, 09/01/42	1,570	1,701,189
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	1,245	1,314,608
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 01/01/40	1,635	1,705,354

		5,700,281
New Jersey — 9.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,917,975
5.25%, 11/01/44	1,640	1,743,008
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	1,165	1,168,460
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 09/15/19	460	472,682
5.13%, 09/15/23	2,130	2,349,880
5.25%, 09/15/29	2,130	2,322,339
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,570	1,684,830
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,745,003
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(c)	1,355	1,526,990
Series A, 5.00%, 01/01/43	805	882,578
Series E, 5.00%, 01/01/45	2,810	3,114,379

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	$1,355	$1,395,460
Transportation Program, Series AA, 5.00%, 06/15/44	730	753,375
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,829,665
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	570	628,727

		31,535,351
New York — 8.2%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,680	2,933,528
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	2,000	2,061,340
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	805	855,753
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	1,005	1,142,323
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,926,267
5.25%, 11/15/39	910	1,041,113
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,135	1,259,407
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,335	1,427,342
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	4,320	4,563,734
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	365	398,408
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	910	994,057
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	675	722,331
5.00%, 08/01/31	1,620	1,715,159
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(b)	1,145	1,145,710
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,793,252
Special Project, 6.00%, 12/01/36	1,410	1,548,462
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	1,570	1,794,196

		28,322,382
North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,053,350
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(c)	1,525	1,591,642
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	1,530	1,719,445
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	625	729,638

		5,094,075
Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	3,550	3,514,109
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(c)	3,405	3,677,366

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	$710	$783,052
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	483,241
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(c)	1,055	1,096,926
Series A, 5.00%, 05/01/39	1,970	2,013,754
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	870	950,136

		12,518,584
Pennsylvania — 3.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,592,950
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	490	539,039
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	685	743,102
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	115	127,648
5.00%, 06/01/34	150	165,822
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,030	3,264,885
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,169,200
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,319,769

		10,922,415
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,000	1,880,720
5.63%, 05/15/43	1,910	1,779,872

		3,660,592
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,690	1,830,693
Series B, 4.50%, 06/01/45	2,850	2,877,930
Series B, 5.00%, 06/01/50	3,175	3,252,311

		7,960,934
South Carolina — 3.8%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/40	3,595	3,852,007
AMT, 5.25%, 07/01/55	1,390	1,527,151
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	3,920,345
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,385	3,718,659

		13,018,162
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,470	1,567,843
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	816,198

		2,384,041

Security	Par (000)	Value
Texas — 11.5%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(c)	$2,350	$2,634,491
Sub-Lien, 5.00%, 01/01/33	390	422,081
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	665	731,194
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20(c)	765	827,654
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	1,675	1,696,959
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	502,950
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(c)	8,665	9,123,552
6.00%, 11/15/35	480	505,699
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	485	591,361
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NATL)(d):
0.00%, 11/15/24(c)	2,300	961,078
0.00%, 11/15/36	23,075	8,785,806
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(d)	6,055	2,644,279
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(c)	4,085	4,513,517
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,315,510
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,436,345

		39,692,476
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	995	1,101,196
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	390	341,929

		1,443,125
Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,205	1,424,852
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.25%, 01/01/32	1,755	1,927,640
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	2,120	2,382,795
Transform 66 P3 Project, 5.00%, 12/31/52	445	477,903

		6,213,190
Washington — 3.9%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 08/01/36	5,050	5,519,448
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	2,335	2,593,227
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT:
5.00%, 04/01/40	815	893,305
5.00%, 05/01/42	1,615	1,810,173
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,445	2,681,725

		13,497,878

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$910	$949,367
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,955	1,980,669

		2,930,036
Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	3,355	3,524,595

Total Municipal Bonds — 127.4% (Cost — $417,297,930)		440,840,392

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 6.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(j)	3,358	3,497,953
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(c)(j)	2,850	2,915,664
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(c)	10,335	10,928,470
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,345	3,795,733
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(c)	1,839	1,936,489

		23,074,309
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health(c):
Series C-3 (AGM), 5.10%, 04/29/18	4,230	4,255,126
Series C-7 (AGM), 5.00%, 05/01/18	2,710	2,725,610

		6,980,736
Georgia — 1.3%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18(c)	4,638	4,722,826

Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,683,658

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(c)(j)	2,219	2,321,183

New York — 12.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,710	1,793,733
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(j)	9,150	10,012,326
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(j)	1,750	1,932,187
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	5,120	5,815,323
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	12,885,493
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	7,040	7,896,096

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$2,790	$3,162,298

		43,497,456
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,030,344

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	2,886,768

Texas — 3.1%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,660	2,917,734
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,086,736
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	3,347	3,694,095

		10,698,565
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	3,959	4,125,801

Virginia — 1.7%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(c)	5,909	5,963,237

Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(c)	8,113	8,373,192

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.2% (Cost — $113,823,599)		118,358,075

Total Long-Term Investments — 161.6% (Cost — $531,121,529)		559,198,467

	Shares
Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(k)(l)	4,387,080	4,387,518

Total Short-Term Securities — 1.2% (Cost — $4,387,477)		4,387,518

Total Investments — 162.8% (Cost — $535,509,006)		563,585,985
Other Assets Less Liabilities — 1.1%		3,918,289
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.2)%		(70,121,813)
VMTP Shares at Liquidation Value — (43.7)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$346,082,461

(a)	When-issued security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Trust II (BLE)

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to April 1, 2025, is $17,085,636. See Note 4 of the Notes to Financial Statements for details.
(k)	Annualized 7-day yield as of period end.

(l)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,985,327	(2,598,247)	4,387,080	$4,387,518	$13,991	$165	$(240)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	69	06/20/18	$8,283	$6,466
Long U.S. Treasury Bond	114	06/20/18	16,352	(67,868)
5-Year U.S. Treasury Note	53	06/29/18	6,038	9,805

				$(51,597)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$16,271	$—	$16,271

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$67,868	$—	$67,868

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts		Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—		$—	$—	$—	$1,698,703	$—	$1,698,703

Net Change in Unrealized Appreciation (Depreciation) from:
Futures contracts		$—	$—	$—	$—	$56,670	$—	$56,670

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Municipal Income Trust II (BLE)

Derivative Financial Instruments Categorized by Risk Exposure

Futures contracts:
Average notional value of contracts — short	$22,054,754

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$559,198,467	$—	$559,198,467
Short-Term Securities	4,387,518	—	—	4,387,518

Total	$4,387,518	$559,198,467	$—	$563,585,985

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$16,271	$—	$—	$16,271
Liabilities:
Interest rate contracts	(67,868)	—	—	(67,868)

	$(51,597)	$—	$—	$(51,597)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(69,909,043)	$—	$(69,909,043)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(221,209,043)	$—	$(221,209,043)

During the six months ended February 28, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) February 28, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 3.5%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$10,995	$11,603,793
6.13%, 06/01/19	4,980	5,263,412
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,931,226

		18,798,431
Arizona — 1.7%
County of Maricopa Arizona IDA, RB, Banner Health, Series A, 5.00%, 01/01/41	5,750	6,487,438
University of Arizona Board of Regents, Refunding RB, Series A, 5.00%, 06/01/40	2,300	2,586,350

		9,073,788
California — 24.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	4,000	4,094,120
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	5,370	5,862,644
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A:
5.00%, 11/15/36	2,500	2,893,025
5.00%, 11/15/37	2,000	2,303,560
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	3,330	3,816,247
2nd, 5.25%, 05/01/33	2,600	2,917,486
5.00%, 05/01/44	3,430	3,774,784
City of Los Angeles California Department of Airports, ARB, Sub-Series A, AMT, 5.00%, 05/15/42	4,500	5,030,685
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 07/01/38	5,000	5,063,300
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,622,260
5.75%, 12/01/36	3,285	3,521,257
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	4,450	4,897,625
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 07/01/18(a)	5,600	5,678,680
Irvine Ranch Water District, Special Assessment Bonds, 5.25%, 02/01/46	6,450	7,579,588
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	4,365	5,140,704
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 07/01/32	3,000	3,516,300
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	9,545	11,111,334
5.25%, 05/15/38	2,705	3,067,118
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	2,000	2,106,840
San Marcos Schools Financing Authority, Refunding RB (AGM), 5.25%, 08/15/40	3,250	3,839,127
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	15,979,500
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	4,500	5,239,665

Security	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects, Series I (continued):
5.50%, 11/01/31	$2,615	$3,037,323
5.50%, 11/01/33	2,000	2,312,680
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	3,240	3,691,429
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	1,685	1,968,670
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	7,765	8,897,836

		129,963,787
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	2,700	3,078,594
5.50%, 11/15/30	1,040	1,178,798
5.50%, 11/15/31	1,250	1,413,325
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	5,925	6,234,878

		11,905,595
District of Columbia — 0.4%
District of Columbia, Refunding RB, KIPP DC Issue, Series A, 5.00%, 07/01/37	2,000	2,224,740

Florida — 8.0%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	1,250	1,422,400
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,081,992
5.25%, 10/01/30	3,255	3,641,075
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,763,708
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	410	415,888
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	190	194,676
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,536,427
Series B, AMT, 6.25%, 10/01/38	1,405	1,647,447
Series B, AMT, 6.00%, 10/01/42	1,885	2,184,036
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,285,088
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	5,465	5,968,545
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	3,225	3,665,277
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	2,965	3,302,595

		43,109,154
Hawaii — 2.0%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 08/01/25	1,350	1,518,655
5.25%, 08/01/26	2,500	2,797,650
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 07/01/45	5,985	6,601,455

		10,917,760
Illinois — 18.6%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 01/01/30	6,500	7,265,700
5.50%, 01/01/32	6,275	6,987,212

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	$8,020	$8,732,978
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/42	2,630	3,019,976
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	6,210	6,894,715
Series A, 5.75%, 01/01/39	1,185	1,300,822
Series C, 6.50%, 01/01/21(a)	16,800	18,998,784
City of Chicago Illinois O’Hare International Airport, Refunding ARB, Senior Lien, Series C, 5.00%, 01/01/37	1,000	1,119,350
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	6,000	6,208,440
Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,884,038
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	7,735	8,173,884
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,443,760
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	4,365	4,869,114
6.00%, 06/01/21	1,245	1,408,331
State of Illinois Finance Authority, RB, University of Chicago, Series B, 5.50%, 07/01/18(a)	8,000	8,111,120
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	1,000	1,118,620

		100,536,844
Indiana — 4.2%
Indiana Finance Authority, Refunding RB, Stadium Project, Series A, 5.25%, 02/01/37	3,130	3,633,304
Indiana Municipal Power Agency, Refunding RB, Series A(a):
5.25%, 07/01/23	1,500	1,738,710
5.25%, 07/01/23	1,500	1,738,710
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	2,760	2,854,005
5.50%, 01/01/38	11,345	11,703,502
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,240	1,329,677

		22,997,908
Kansas — 0.9%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,000	4,748,480

Kentucky — 1.0%
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(b)	5,000	5,353,450

Louisiana — 0.9%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring(a):
Series A-1 (AGC), 6.00%, 01/01/19	500	519,085
Series A-2 (AGC), 6.00%, 01/01/19	720	747,483
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	3,735	3,892,654

		5,159,222
Massachusetts — 1.2%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/41	4,710	5,267,005

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	$1,000	$1,102,520

		6,369,525
Michigan — 3.9%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	6,310	6,696,298
6.25%, 07/01/36	10	10,569
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	6,015	6,665,943
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	1,505	1,655,244
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	5,780	5,976,983

		21,005,037
Minnesota — 1.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	8,375	8,648,946

Mississippi — 2.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	7,819,352
Special Obligation, 6.75%, 12/01/31	3,775	4,606,142
Special Obligation, 6.75%, 12/01/33	2,350	2,867,399

		15,292,893
Nevada — 2.2%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	11,175	11,853,434

New Jersey — 6.9%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,000	7,729,190
(AGM), 5.00%, 01/01/31	2,425	2,705,912
New Jersey EDA, Refunding RB, Series B, 5.50%, 06/15/30	2,330	2,643,874
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	6,500	6,794,385
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	2,695	2,895,266
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 06/15/41	5,410	5,696,405
Series AA, 5.50%, 06/15/39	8,175	8,709,400

		37,174,432
New York — 10.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 06/15/40	7,500	7,825,350
Water & Sewer System, 5.38%, 06/15/43	3,475	3,791,155
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	4,000	4,199,800
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	4,000	4,502,800
Series A-1, 5.25%, 11/15/39	4,490	5,121,788
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	6,140	6,943,542

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	$10,000	$10,931,000
206th Series, AMT, 5.00%, 11/15/37	850	965,320
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series:
5.25%, 11/15/39	6,000	7,073,520
5.25%, 05/15/42	900	1,056,906
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series B, 5.00%, 11/15/38	4,500	5,152,635

		57,563,816
Ohio — 1.5%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/31	5,145	5,777,269
5.25%, 02/15/32	2,250	2,519,820

		8,297,089
Pennsylvania — 4.5%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/46	18,570	21,211,397
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	3,000	3,339,180

		24,550,577
South Carolina — 6.8%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,763,367
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 07/01/25	4,490	5,112,090
5.50%, 07/01/38	3,000	3,355,830
6.00%, 07/01/38	5,270	6,023,715
5.50%, 07/01/41	4,170	4,658,057
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	3,445	3,789,569
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	5,500	6,042,135

		36,744,763
Texas — 14.3%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	4,190	4,707,172
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(a)	12,030	12,666,628
6.00%, 05/15/19(a)	8,940	9,413,105
6.00%, 11/15/35	670	705,872
6.00%, 11/15/36	495	521,502
5.38%, 11/15/38	265	276,538
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 07/01/37	1,450	1,501,243
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	5,944,597
Series H, 5.00%, 11/01/37	4,575	4,959,529
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	4,299,956
North Texas Tollway Authority, Refunding RB, 1st Tier(a):
(AGM), 6.00%, 01/01/21	5,555	6,205,657
Series K-1 (AGC), 5.75%, 01/01/19	12,150	12,583,633
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	7,170	8,057,789

Security	Par (000)	Value
Texas (continued)
Texas Water Development Board, RB, State Water Implementation Revenue, 5.25%, 10/15/46	$4,780	$5,524,581

		77,367,802
Utah — 1.6%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 5.00%, 05/15/46	7,500	8,422,350

Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	1,750	1,917,528
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	4,300	4,465,292

		6,382,820
Washington — 0.8%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	4,200	4,620,798

Total Municipal Bonds — 127.3% (Cost — $650,715,367)		689,083,441

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Alabama — 8.2%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Senior Credit:
Ascension Health, Series C, 5.00%, 11/15/46	11,920	13,328,944
Ascension Group, Series B, 5.00%, 11/15/46	27,798	31,084,157

		44,413,101
California — 2.6%
Los Angeles Unified School District California, GO, Series I, 5.00%, 01/01/34	2,400	2,503,416
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,000	11,467,800

		13,971,216
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	10,878,274

Indiana — 1.8%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 05/01/18(a)	9,850	9,912,351

Massachusetts — 2.8%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	15,000	15,358,400

Nevada — 2.5%
County of Clark Nevada Water Reclamation District, GO(a):
Limited Tax, 6.00%, 07/01/18	8,000	8,124,200
Series B, 5.50%, 07/01/19	5,008	5,267,369

		13,391,569
New Jersey — 3.4%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,038	7,175,386
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	8,000	8,016,840
Series B, 5.25%, 06/15/36(d)	2,961	3,114,396

		18,306,622

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York — 12.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	$4,995	$5,239,588
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	5,619	5,789,737
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(d)	9,249	10,212,990
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2017, Sub-Series B-1, 5.00%, 08/01/40	5,000	5,655,200
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	15,402,967
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	8,200	9,197,157
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(a)	13,500	14,029,335

		65,526,974
Texas — 7.6%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/19(a)(d)	12,027	12,433,959
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	9,640	10,818,153
State of Texas, GO, Texas Transportation Commission, Highway Improvement, 5.00%, 04/01/43	15,550	17,694,811

		40,946,923
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	6,373	6,641,915

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.2% (Cost — $236,961,068)		239,347,345

Total Long-Term Investments — 171.5% (Cost — $887,676,435)		928,430,786

Security	Shares	Value
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(e)(f)	1,293,727	$1,293,856

Total Short –Term Securities — 0.3% (Cost — $1,293,856)		1,293,856

Total Investments — 171.8% (Cost — $888,970,291)		929,724,642
Other Assets Less Liabilities — 1.7%		9,124,099
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.8)%		(123,473,135)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.7)%		(274,204,609)

Net Assets Applicable to Common Shares — 100.0%		$541,170,997

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to November 15, 2019, is $19,874,974. See Note 4 of the Notes to Financial Statements for details.
(e)	Annualized 7-day yield as of period end.

(f)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	1,293,727	1,293,727	$1,293,856	$10,586	$(223)	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	155	06/20/18	$18,607	$14,524
Long U.S. Treasury Bond	134	06/20/18	19,221	(79,729)
5-Year U.S. Treasury Note	101	06/29/18	11,507	17,937

				$(47,268)

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$32,461	$—	$32,461

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$79,729	$—	$79,729

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$2,695,498	$—	$2,695,498

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$134,198	$—	$134,198

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts – short	$39,969,254

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$928,430,786	$—	$928,430,786
Short-Term Securities	1,293,856	—	—	1,293,856

	$1,293,856	$928,430,786	$—	$929,724,642

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$32,461	$—	$—	$32,461
Liabilities:
Interest rate contracts	(79,729)	—	—	(79,729)

	$(47,268)	$—	$—	$(47,268)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniHoldings Investment Quality Fund (MFL)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(123,070,585)	$—	$(123,070,585)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(397,670,585)	$—	$(397,670,585)

During the six months ended February 28, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) February 28, 2018	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 117.2%

Alabama — 1.9%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 05/01/34	$1,850	$2,005,067
5.38%, 12/01/35	1,000	1,106,720
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	7,610	8,444,893

		11,556,680
Alaska — 0.5%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,332,910

Arizona — 4.0%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(b)	2,500	2,601,050
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 07/01/20(a)	2,000	2,153,960
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project:
6.63%, 07/01/33	2,245	2,505,847
6.88%, 07/01/44	3,440	3,811,107
City of Phoenix Arizona IDA, Refunding RB(b):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	600	616,632
Basis Schools, Inc. Projects, 5.00%, 07/01/45	760	775,367
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,125	1,156,185
Legacy Traditional School Projects, 5.00%, 07/01/45	700	713,713
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	3,300	3,502,884
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	5,725	6,699,166

		24,535,911
California — 6.3%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	5,000	5,267,200
Sutter Health, Series B, 6.00%, 08/15/42	5,600	6,113,744
California Health Facilities Financing Authority, Refunding RB, Dignity Health, Series A, 6.00%, 07/01/19(a)	1,055	1,117,572
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	1,200	1,252,092
Los Angeles Community College District California, GO, Refunding Election of 2008, Series A, 6.00%, 08/01/19(a)	9,585	10,201,411
Oakland Unified School District/Alameda County, GO, Series A, 5.00%, 08/01/40	1,000	1,122,150
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 08/01/46(c)	10,000	2,995,900
State of California, GO, Various Purposes, 6.50%, 04/01/33	9,675	10,201,127

		38,271,196
Colorado — 0.9%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(b)	1,025	1,046,033
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,500	2,561,525
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	1,000	1,046,630
Serenity Ridge Metropolitan District No 2, GO, Series A, 5.13%, 12/01/43	1,000	1,003,750

		5,657,938

Security	Par (000)	Value
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	$2,000	$2,215,120

Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,631,800

District of Columbia — 0.2%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	415	433,277
5.25%, 10/01/44	650	680,517

		1,113,794
Florida — 7.3%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(b):
5.00%, 05/01/32	905	937,933
5.00%, 05/01/48	2,270	2,321,779
County of Miami-Dade Florida, GO, Building Better Communities Program(a):
Series B, 6.38%, 07/01/18	4,630	4,706,812
Series B-1, 5.63%, 07/01/18	5,000	5,071,500
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 07/01/42	3,750	4,100,138
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	10,290	11,150,964
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 04/01/45	4,625	5,093,189
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	8,900	9,513,210
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
4.63%, 05/01/27	255	262,994
5.25%, 05/01/37	470	496,564
5.38%, 05/01/47	770	811,803

		44,466,886
Georgia — 0.8%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 01/01/29	1,070	1,154,199
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	3,335	3,518,925

		4,673,124
Hawaii — 0.9%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,391,650

Illinois — 12.6%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/36	865	873,581
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series D, 5.00%, 12/01/25	1,560	1,655,472
Series F, 5.00%, 12/01/23	1,180	1,254,305
Series G, 5.00%, 12/01/34	865	881,651
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 01/01/42	1,450	1,591,970
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,290,236
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 01/01/39	1,000	1,073,410

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	$5,000	$5,317,750
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18(a)	9,700	10,024,174
Memorial Health System, Series A, 5.25%, 07/01/44	1,785	1,919,428
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(a)	9,000	9,581,130
OSF Healthcare System, 6.00%, 05/15/20(a)	3,205	3,497,264
OSF Healthcare System, 6.00%, 05/15/39	1,455	1,529,147
Presence Health Network, Series C, 5.00%, 02/15/41	3,600	3,933,756
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	8,993,384
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A:
0.00%, 12/15/56(c)	8,755	1,177,372
5.00%, 06/15/57	2,390	2,538,037
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	13,125	1,957,462
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	2,645	2,991,998
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,235	1,343,976
Series C (NPFGC), 7.75%, 06/01/20	2,230	2,396,046
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,014,500

		76,836,049
Indiana — 1.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	2,250	2,644,177
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(b):
6.63%, 01/15/34	700	738,549
6.75%, 01/15/43	570	601,025
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,640	2,830,925
State of Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 03/01/39	3,000	3,297,210

		10,111,886
Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,500	4,778,865
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	1,000	1,010,300

		5,789,165
Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	1,965	2,017,367
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 09/01/40	3,700	4,156,543

		6,173,910
Kentucky — 2.7%
County of Owen Kentucky, RB, Kentucky American Water Co. Project, Series B, 5.63%, 09/01/39	1,000	1,054,420
Kentucky Economic Development Finance Authority, Refunding RB, Hospital Facilities, St. Elizabeth Medical Center, Inc., Series A, 5.50%, 05/01/19(a)	8,000	8,363,840

Security	Par (000)	Value
Kentucky (continued)
Lexington-Fayette Urban County Airport Board, Refunding GARB, Series A, 5.00%, 07/01/19(a)	$7,000	$7,323,330

		16,741,590
Louisiana — 4.1%
City of New Orleans Aviation Board, ARB, General Airport North Terminal Project, Series B, AMT, 5.00%, 01/01/48	4,000	4,394,800
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	2,897,838
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40(d)	2,210	2,346,401
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,420	3,687,889
5.25%, 05/15/32	4,375	4,764,375
5.25%, 05/15/33	4,750	5,131,805
5.25%, 05/15/35	1,500	1,625,280

		24,848,388
Maine — 1.0%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(a)	1,560	1,629,935
5.00%, 07/01/39	3,440	3,565,526
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 02/01/34	1,190	1,191,606

		6,387,067
Maryland — 3.2%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	545	564,609
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	4,935	5,481,304
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 01/01/21(a)	2,000	2,242,120
Meritus Medical Center Issue, 5.00%, 07/01/40	6,350	6,766,306
University of Maryland Medical System, 5.00%, 07/01/19(a)	1,990	2,079,212
University of Maryland Medical System, 5.13%, 07/01/19(a)	2,100	2,197,587

		19,331,138
Massachusetts — 2.1%
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A, 7.00%, 03/01/19	370	379,439
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	845	929,069
5.25%, 01/01/42	1,895	2,126,588
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	2,180	2,430,700
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	2,610	2,674,362
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 07/15/19(e)	3,965	4,080,421

		12,620,579
Michigan — 2.3%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	2,495	2,647,744
Michigan State Hospital Finance Authority, Refunding RB, McLaren Health Care, Series A, 5.75%, 05/15/18(a)	7,285	7,350,856

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	$4,100	$4,239,728

		14,238,328
Minnesota — 0.7%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	1,500	1,500,705
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	1,940	1,968,790
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(b)	695	710,721

		4,180,216
Mississippi — 4.6%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 04/01/22	9,160	10,532,809
Series B, 6.70%, 04/01/22	4,500	5,157,225
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 04/01/22	9,305	9,597,456
Mississippi Development Bank, Refunding RB, Municipal Energy Agency Of Mississippi, Series A (AGM), 4.00%, 03/01/41	3,000	3,043,110

		28,330,600
Montana — 0.3%
Montana State Board of Housing, RB, S/F, Series B-2:
3.38%, 12/01/37	835	812,038
3.50%, 12/01/42	360	351,234
3.60%, 12/01/47	555	540,126

		1,703,398
Nebraska — 1.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 09/01/42	6,200	6,718,072

Nevada — 0.4%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	1,150	1,250,544
County of Nevada Clark School District, GO, Refunding, Building, Series A, 5.00%, 06/15/25	850	976,064

		2,226,608
New Jersey — 9.8%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	1,400	1,487,934
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,530	1,730,537
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	10,000	11,041,700
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,050	1,154,339
School Facilities Construction, Series UU, 5.00%, 06/15/40	3,390	3,513,599
New Jersey EDA, Refunding RB, School Facilities Construction:
5.25%, 06/15/19(a)	2,650	2,772,562
Series AA, 5.25%, 06/15/19(a)	700	732,375
Series AA, 5.25%, 12/15/33	6,650	6,870,381
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	7,260	2,648,811

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.25%, 06/15/33	$8,750	$9,300,200
Transportation Program, Series AA, 5.25%, 06/15/41	780	827,884
Transportation Program, Series AA, 5.00%, 06/15/44	4,450	4,592,489
Transportation System, Series B, 5.50%, 06/15/31	8,000	8,556,320
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	4,980	4,955,200

		60,184,331
New York — 8.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(b)	2,145	2,302,464
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	4,150	4,357,292
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	3,500	3,607,345
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,435	4,243,940
Metropolitan Transportation Authority, RB, Series C:
6.25%, 11/15/18(a)	2,595	2,685,254
6.25%, 11/15/18(a)	25	25,869
6.50%, 11/15/18(a)	11,135	11,537,642
6.50%, 11/15/18(a)	925	958,448
6.25%, 11/15/23	625	646,381
6.50%, 11/15/28	2,865	2,967,997
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	3,675	3,569,895
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2(b):
5.15%, 11/15/34	460	502,104
5.38%, 11/15/40	1,145	1,250,764
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	3,070	3,250,332
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,475,803
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,963,750
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,740	2,797,458

		50,142,738
Ohio — 3.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,025	976,190
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(a)	2,875	3,104,971
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(b):
6.38%, 01/15/43	675	696,836
6.50%, 01/15/52	390	404,040
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,690	1,863,884
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	1,915	2,231,454
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	7,430	8,135,627

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.50%, 05/01/19(a)	$1,910	$1,996,867
Series A, 5.50%, 05/01/34	3,560	3,675,807

		23,085,676
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	3,275	3,563,921

Pennsylvania — 5.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(b)	1,725	1,830,329
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	5,000	5,022,550
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	4,170	4,210,199
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	4,974,607
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	2,565	2,775,227
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,850	3,909,175
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	7,925	7,773,315
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/41	440	488,567
Sub-Series B-1, 5.25%, 06/01/47	2,130	2,379,359

		33,363,328
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	3,555	3,342,980
5.63%, 05/15/43	3,400	3,168,358

		6,511,338
Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation Group, 5.00%, 05/15/39	1,425	1,528,882
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	6,820	6,886,836
5.00%, 06/01/50	2,000	2,048,700

		10,464,418
South Carolina — 1.2%
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,450	7,085,777

Texas — 12.3%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/40	1,215	1,331,883
5.00%, 01/01/45	3,500	3,824,870
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 01/01/21(a)	1,000	1,107,330
6.00%, 01/01/21(a)	4,300	4,791,060
Series A, 5.00%, 01/01/43	6,925	7,462,449
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,913,831

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	$850	$1,036,405
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B(a):
7.13%, 12/01/18	3,500	3,648,050
7.25%, 12/01/18	5,400	5,633,442
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(a)	4,630	5,115,687
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	3,500	3,694,425
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A, 6.25%, 08/15/19(a)	925	985,958
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,100	1,180,102
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	500	538,405
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,781,120
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	1,000	1,047,460
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.25%, 01/01/19(a)	2,845	2,955,813
1st Tier System, Series A, 6.25%, 01/01/39	655	678,292
1st Tier-Series A, 5.00%, 01/01/43	5,145	5,804,846
Series A, 5.00%, 01/01/38	5,000	5,496,550
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	8,000	8,841,360
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	5,100,082

		74,969,420
Vermont — 0.9%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	4,995	5,648,046

Virginia — 4.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	430	448,211
5.50%, 03/01/46	1,475	1,536,183
City of Portsmouth Virginia, GO, Refunding Series D, 5.00%, 07/15/20(a)	3,030	3,267,067
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health, 5.50%, 05/15/19(a)	735	769,538
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	3,665	3,557,249
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	2,150	2,416,514
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.50%, 01/01/42	5,140	5,660,168
Transform 66 P3 Project, 5.00%, 12/31/49	7,895	8,504,178

		26,159,108
Washington — 3.0%
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT:
5.00%, 05/01/37	4,905	5,538,873
5.00%, 05/01/42	1,295	1,451,501

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$4,010	$4,398,248
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	7,000	7,165,480

		18,554,102
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Improvement, Charleston Area Medical Center, Inc., Series A, 5.63%, 09/01/32	2,500	2,604,350

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group: Series C, 5.25%, 04/01/19(a)	6,100	6,348,880

Wyoming — 1.3%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	4,500	4,727,475
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	1,120	1,249,326
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,215	2,248,336

		8,225,137

Total Municipal Bonds — 117.2% (Cost — $683,480,486)		716,994,573

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.6%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	3,500	3,659,198

California — 6.2%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	14,998	17,021,225
University of California, RB, General, Series O(a):
5.25%, 05/15/19	5,675	5,937,043
5.25%, 05/15/19	11,090	11,602,081
5.25%, 05/15/19	3,235	3,384,376

		37,944,725
District of Columbia — 1.3%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18(a)	7,495	7,673,545

Florida — 2.6%
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	14,747	15,998,175

Illinois — 3.7%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 07/01/18(a)	10,000	10,161,800
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	12,274,714

		22,436,514
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, River City, Inc., 1st Mortgage, Series A, 5.38%, 12/01/19(a)	9,195	9,783,449

Maryland — 1.7%
City of Baltimore Maryland, RB, Wastewater Project, Sub-Series A, 5.00%, 07/01/46	4,898	5,517,341

Security	Par (000)	Value
Maryland (continued)
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 07/01/41	$4,710	$4,763,576

		10,280,917
Nevada — 2.7%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(a)	15,789	16,657,018

New York — 5.8%
City of New York New York Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 06/15/18(a)	3,556	3,588,114
5.00%, 06/15/37	20,643	20,830,726
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	10,000	11,216,045

		35,634,885
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 01/01/19(a)	5,000	5,147,850

Ohio — 1.4%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	8,500	8,782,498

Oregon — 1.0%
State of Oregon Housing & Community Services Department, HRB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	5,833	5,971,753

Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,379,609

Texas — 5.8%
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 05/15/20(a)	10,000	10,717,989
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 07/01/27(e)	20,970	24,813,906

		35,531,895
Virginia — 3.6%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(g)	6,960	7,909,762
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 05/15/21(a)	7,999	8,811,609
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	5,002	5,281,423

		22,002,794
Washington — 1.9%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	10,000	11,586,600

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.4% (Cost — $242,112,337)		253,471,425

Total Long-Term Investments — 158.6% (Cost — $925,592,823)		970,465,998

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(h)(i)	6,768,479	$6,769,156

Total Short-Term Securities — 1.1% (Cost — $6,769,156)		6,769,156

Total Investments — 159.7% (Cost — $932,361,979)		977,235,154
Other Assets Less Liabilities — 1.8%		10,505,268
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.6)%		(132,205,867)
VMTP Shares at Liquidation Value — (39.9)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$611,734,555

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2019 to October 1, 2024, is $8,954,336. See Note 4 of the Notes to Financial Statements for details.
(h)	Annualized 7-day yield as of period end.

(i)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	6,768,479	6,768,479	$6,769,156	$45,399	$308	$—

(a)	Includes net capital gain distributions, if applicable

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	105	06/20/18	$12,605	$9,791
Long U.S. Treasury Bond	149	06/20/18	21,372	(88,569)
5-Year U.S. Treasury Note	43	06/29/18	4,899	7,270

				$(71,508)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$17,061	$—	$17,061

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$88,569	$—	$88,569

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock MuniVest Fund, Inc. (MVF)

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$2,714,574	$—	$2,714,574

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$128,708	$—	$128,708

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$32,830,457

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$970,465,998	$—	$970,465,998
Short-Term Securities	6,769,156	—	—	6,769,156

	$6,769,156	$970,465,998	$—	$977,235,154

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$17,061	$—	$—	$17,061
Liabilities:
Interest rate contracts	(88,569)	—	—	(88,569)

	$(71,508)	$—	$—	$(71,508)

(a)	See above Schedule of Investments for values in each state or political subdivision
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(131,806,132)	$—	$(131,806,132)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(375,606,132)	$—	$(375,606,132)

During the six months ended February 28, 2018, there were no transfers between levels.

See notes to financial statements.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

February 28, 2018

	BBK	BAF	BYM	BLE

ASSETS
Investments at value — unaffiliated(a)	$267,133,974	$220,090,270	$625,999,896	$559,198,467
Investments at value — affiliated(b)	143,982	1,836,113	990,897	4,387,518
Cash	89,039	45,492	210,235	123,305
Cash pledged for futures contracts	286,050	131,800	646,050	384,800
Receivables:
Interest — unaffiliated	2,925,508	2,436,779	6,543,309	6,865,884
Dividends — affiliated	311	1,078	2,876	1,628
Investments sold	—	2,971,749	3,539,522	644,783
Prepaid expenses	4,897	4,870	11,096	21,062

Total assets	270,583,761	227,518,151	637,943,881	571,627,447

ACCRUED LIABILITIES
Payables:
Investments purchased	1,705,273	2,425,106	5,670,541	2,026,203
Income dividends	668,208	599,335	1,584,376	1,529,441
Investment advisory fees	133,878	94,602	267,373	240,435
Variation margin on futures contracts	92,656	39,844	205,813	121,969
Interest expense and fees	61,368	124,044	333,220	212,770
Directors’ and Officer’s fees	30,402	22,609	70,856	64,189
Other accrued expenses	103,774	83,798	144,422	140,936

Total accrued liabilities	2,795,559	3,389,338	8,276,601	4,335,943

OTHER LIABILITIES
TOB Trust Certificates	21,403,733	49,716,592	102,796,594	69,909,043
VMTP Shares, at liquidation value of $100,000 per share(c)(d)	79,900,000	42,200,000	137,200,000	151,300,000

Total other liabilities	101,303,733	91,916,592	239,996,594	221,209,043

Total liabilities	104,099,292	95,305,930	248,273,195	225,544,986

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$166,484,469	$132,212,221	$389,670,686	$346,082,461

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$149,545,188	$124,019,631	$365,004,467	$331,761,649
Undistributed net investment income	1,632,892	1,089,852	1,939,466	2,005,300
Accumulated net realized gain (loss)	696,612	(4,379,456)	(10,540,735)	(15,709,870)
Net unrealized appreciation (depreciation)	14,609,777	11,482,194	33,267,488	28,025,382

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$166,484,469	$132,212,221	$389,670,686	$346,082,461

Net asset value per Common Share	$15.82	$15.11	$14.76	$14.71

(a) Investments at cost — unaffiliated	$252,484,591	$208,596,848	$592,657,813	$531,121,529
(b) Investments at cost — affiliated	$143,969	$1,836,102	$990,897	$4,387,477
(c) Preferred Shares outstanding, par value $0.001 per share	799	422	1,372	1,513
(d) Preferred Shares authorized	unlimited	unlimited	unlimited	unlimited
(e) Par value per Common Share	$0.001	$0.001	$0.001	$0.001
(f) Common Shares outstanding	10,522,957	8,749,418	26,406,273	23,529,861
(g) Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2018

	MFL	MVF

ASSETS
Investments at value — unaffiliated(a)	$928,430,786	$970,465,998
Investments at value — affiliated(b)	1,293,856	6,769,156
Cash	191,367	160,102
Cash pledged for futures contracts	545,150	501,500
Receivables:
Interest — unaffiliated	11,838,642	12,291,831
Dividends — affiliated	1,285	4,001
Investments sold	251,462	1,398,576
Prepaid expenses	15,503	48,429

Total assets	942,568,051	991,639,593

ACCRUED LIABILITIES
Payables:
Investments purchased	—	—
Income dividends	2,709,579	2,982,473
Investment advisory fees	352,652	381,214
Variation margin on futures contracts	165,469	160,656
Interest expense and fees	402,550	399,735
Directors’ and Officer’s fees	292,703	155,205
Other accrued expenses	198,907	219,623

Total accrued liabilities	4,121,860	4,298,906

OTHER LIABILITIES
TOB Trust Certificates	123,070,585	131,806,132
VMTP Shares, at liquidation value of $100,000 per share(c)(d)	—	243,800,000
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)	274,204,609	—

Total other liabilities	397,275,194	375,606,132

Total liabilities	401,397,054	379,905,038

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$541,170,997	$611,734,555

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$525,342,917	$582,474,297
Undistributed net investment income	3,232,491	3,822,659
Accumulated net realized loss	(28,111,494)	(19,364,068)
Net unrealized appreciation (depreciation)	40,707,083	44,801,667

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$541,170,997	$611,734,555

Net asset value per Common Share	$14.28	$9.44

(a) Investments at cost — unaffiliated	$887,676,435	$925,592,823
(b) Investments at cost — affiliated	$1,293,856	$6,769,156
(c) Preferred Shares outstanding, par value $0.10 per share	2,746	2,438
(d) Preferred Shares authorized	1,000,000	10,000,000
(e) Par value per Common Share	$0.10	$0.10
(f) Common Shares outstanding	37,896,208	64,836,371
(g) Common Shares authorized	unlimited	150,000,000

See notes to financial statements.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended February 28, 2018

	BBK	BAF	BYM	BLE

INVESTMENT INCOME
Interest — unaffiliated	$5,740,509	$4,858,778	$13,297,361	$12,934,772
Dividends — affiliated	2,780	3,908	17,050	13,991

Total investment income	5,743,289	4,862,686	13,314,411	12,948,763

EXPENSES
Investment advisory	877,804	611,878	1,744,615	1,569,819
Professional	32,978	31,032	49,842	45,439
Accounting services	21,542	18,978	29,722	29,722
Transfer agent	11,965	10,308	17,389	16,971
Directors and Officer	8,564	6,853	20,187	17,766
Custodian	6,838	5,775	13,242	12,344
Printing	4,360	4,004	5,813	5,454
Registration	3,235	3,221	3,488	3,753
Liquidity fees	—	—	—	—
Remarketing fees on Preferred Shares	—	—	—	—
Rating agency	20,201	20,166	20,256	20,270
Miscellaneous	12,782	9,481	15,952	15,758

Total expenses excluding interest expense, fees and amortization of offering costs	1,000,269	721,696	1,920,506	1,737,296
Interest expense, fees and amortization of offering costs(a)	1,002,800	832,839	2,245,538	2,135,966

Total expenses	2,003,069	1,554,535	4,166,044	3,873,262
Less fees waived and/or reimbursed by the Manager	(384)	(316)	(1,616)	(1,764)

Total expenses after fees waived and/or reimbursed	2,002,685	1,554,219	4,164,428	3,871,498

Net investment income	3,740,604	3,308,467	9,149,983	9,077,265

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	155,091	(22,997)	156,496	(281,294)
Investments — affiliated	(276)	(1,079)	301	(330)
Futures contracts	1,336,617	722,187	2,617,060	1,698,703
Capital gain distributions from investment companies — affiliated	34	895	423	495

	1,491,466	699,006	2,774,280	1,417,574

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(6,432,793)	(5,496,523)	(17,295,520)	(12,102,107)
Investments — affiliated	13	30	—	(240)
Futures contracts	35,855	33,380	73,976	56,670

	(6,396,925)	(5,463,113)	(17,221,544)	(12,045,677)

Net realized and unrealized loss	(4,905,459)	(4,764,107)	(14,447,264)	(10,628,103)

NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$(1,164,855)	$(1,455,640)	$(5,297,281)	$(1,550,838)

(a)	Related to TOB Trusts, VMTP Shares and/or VRDP Shares.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2018

	MFL	MVF

INVESTMENT INCOME
Interest — unaffiliated	$20,194,983	$23,380,370
Dividends — affiliated	10,586	45,399

Total investment income	20,205,569	23,425,769

EXPENSES
Investment advisory	2,599,511	2,495,999
Professional	65,343	68,011
Accounting services	60,231	61,570
Transfer agent	22,816	26,762
Directors and Officer	28,302	31,740
Custodian	19,194	20,130
Printing	6,847	7,387
Registration	4,998	10,315
Liquidity fees	13,868	—
Remarketing fees on Preferred Shares	13,617	—
Rating agency	20,388	20,358
Miscellaneous	15,585	19,848

Total expenses excluding interest expense, fees and amortization of offering costs	2,870,700	2,762,120
Interest expense, fees and amortization of offering costs(a)	3,681,461	3,651,509

Total expenses	6,552,161	6,413,629
Less fees waived and/or reimbursed by the Manager	(269,957)	(5,009)

Total expenses after fees waived and/or reimbursed	6,282,204	6,408,620

Net investment income	13,923,365	17,017,149

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,012,570	1,366,496
Investments — affiliated	(1,058)	(1,414)
Futures contracts	2,695,498	2,714,574
Capital gain distributions from investment companies — affiliated	835	1,722

	3,707,845	4,081,378

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(25,305,943)	(23,483,757)
Investments — affiliated	—	—
Futures contracts	134,198	128,708

	(25,171,745)	(23,355,049)

Net realized and unrealized loss	(21,463,900)	(19,273,671)

NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$(7,540,535)	$(2,256,522)

(a)	Related to TOB Trusts, VMTP Shares and/or VRDP Shares.

See notes to financial statements.

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BBK
	Six Months Ended 02/28/18 (unaudited)	Year Ended 08/31/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$3,740,604	$7,739,471
Net realized gain	1,491,466	1,334,563
Net change in unrealized appreciation (depreciation)	(6,396,925)	(12,747,013)

Net decrease in net assets applicable to Common Shareholders resulting from operations	(1,164,855)	(3,672,979)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(4,055,345)	(8,742,737)
From net realized gain	—	(4,092,513)

Decrease in net assets resulting from distributions to shareholders	(4,055,345)	(12,835,250)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—	106,139

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(5,220,200)	(16,402,090)
Beginning of period	171,704,669	188,106,759

End of period	$166,484,469	$171,704,669

Undistributed net investment income, end of period	$1,632,892	$1,947,633

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets   (continued)

	BAF
	Six Months Ended 02/28/18 (unaudited)	Year Ended 08/31/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$3,308,467	$6,905,796
Net realized gain	699,006	483,039
Net change in unrealized appreciation (depreciation)	(5,463,113)	(7,859,841)

Net decrease in net assets applicable to Common Shareholders resulting from operations	(1,455,640)	(471,006)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(3,596,011)	(7,192,022)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(5,051,651)	(7,663,028)
Beginning of period	137,263,872	144,926,900

End of period	$132,212,221	$137,263,872

Undistributed net investment income, end of period	$1,089,852	$1,377,396

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets   (continued)

	BYM
	Six Months Ended 02/28/18 (unaudited)	Year Ended 08/31/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$9,149,983	$19,852,437
Net realized gain (loss)	2,774,280	(147,150)
Net change in unrealized appreciation (depreciation)	(17,221,544)	(23,023,267)

Net decrease in net assets applicable to Common Shareholders resulting from operations	(5,297,281)	(3,317,980)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(9,506,258)	(20,596,893)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(14,803,539)	(23,914,873)
Beginning of period	404,474,225	428,389,098

End of period	$389,670,686	$404,474,225

Undistributed net investment income, end of period	$1,939,466	$2,295,741

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets   (continued)

	BLE
	Six Months Ended 02/28/18 (unaudited)	Year Ended 08/31/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$9,077,265	$19,429,380
Net realized gain (loss)	1,417,574	(1,220,104)
Net change in unrealized appreciation (depreciation)	(12,045,677)	(19,544,647)

Net decrease in net assets applicable to Common Shareholders resulting from operations	(1,550,838)	(1,335,371)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(9,394,922)	(20,808,732)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	127,225	472,775

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(10,818,535)	(21,671,328)
Beginning of period	356,900,996	378,572,324

End of period	$346,082,461	$356,900,996

Undistributed net investment income, end of period	$2,005,300	$2,322,957

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets   (continued)

	MFL
	Six Months Ended 02/28/18 (unaudited)	Year Ended 08/31/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$13,923,365	$29,352,395
Net realized gain	3,707,845	2,213,101
Net change in unrealized appreciation (depreciation)	(25,171,745)	(35,183,571)

Net decrease in net assets applicable to Common Shareholders resulting from operations	(7,540,535)	(3,618,075)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(16,252,369)	(32,468,810)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	580,514	540,004

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(23,212,390)	(35,546,881)
Beginning of period	564,383,387	599,930,268

End of period	$541,170,997	$564,383,387

Undistributed net investment income, end of period	$3,232,491	$5,561,495

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets   (continued)

	MVF
	Six Months Ended 02/28/18 (unaudited)	Year Ended 08/31/17

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$17,017,149	$35,925,230
Net realized gain (loss)	4,081,378	(1,472,154)
Net change in unrealized appreciation (depreciation)	(23,355,049)	(37,882,724)

Net decrease in net assets applicable to Common Shareholders resulting from operations	(2,256,522)	(3,429,648)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(17,973,413)	(36,990,508)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	1,475,965	3,319,416

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(18,753,970)	(37,100,740)
Beginning of period	630,488,525	667,589,265

End of period	$611,734,555	$630,488,525

Undistributed net investment income, end of period	$3,822,659	$4,778,923

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Cash Flows  (unaudited)

Six Months Ended February 28, 2018

	BBK	BAF	BYM	BLE

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(1,164,855)	$(1,455,640)	$(5,297,281)	$(1,550,838)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	32,429,411	29,133,671	76,858,008	13,518,767
Purchases of long-term investments	(32,292,457)	(33,209,997)	(81,407,858)	(16,694,769)
Net proceeds from sales (purchases) of short-term securities	(7,486)	(1,646,780)	899,535	2,599,665
Amortization of premium and accretion of discount on investments and other fees	(77,558)	503,748	(37,025)	786,181
Net realized gain (loss) on investments	(154,815)	24,076	(156,797)	281,624
Net unrealized loss on investments	6,432,780	5,496,493	17,295,520	12,102,347
(Increase) Decrease in Assets:
Cash pledged for futures contracts	63,000	39,000	44,000	103,000
Receivables:
Interest — unaffiliated	(15,642)	(9,840)	35,048	(56,996)
Dividends — affiliated	271	(956)	(645)	3,141
Prepaid expenses	6,711	6,379	2,991	(7,082)
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(16,893)	(10,043)	(31,937)	(28,718)
Interest expense and fees	13,857	38,556	78,765	57,500
Directors’ and Officer’s	353	334	872	757
Variation margin on futures contracts	39,320	14,446	101,250	46,656
Other accrued expenses	(836)	(5,255)	5,702	6,383

Net cash provided by (used for) operating activities	5,255,161	(1,081,808)	8,390,148	11,167,618

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Proceeds from TOB Trust Certificates	—	5,784,954	5,258,252	—
Repayments of TOB Trust Certificates	(1,000,000)	(1,005,500)	(3,749,918)	(1,365,000)
Proceeds from Loan for TOB Trust Certificates	—	255,500	973,252	—
Repayments of Loan for TOB Trust Certificates	—	(255,500)	(973,252)	—
Cash dividends paid to Common Shareholders	(4,055,345)	(3,596,011)	(9,506,258)	(9,467,083)
Decrease in bank overdraft	(110,777)	(56,143)	(181,989)	(212,230)
Amortization of deferred offering costs	—	—	—	—

Net cash provided by (used for) financing activities	(5,166,122)	1,127,300	(8,179,913)	(11,044,313)

CASH
Net increase in cash	89,039	45,492	210,235	123,305
Cash at beginning of period	—	—	—	—

Cash at end of period	$89,039	$45,492	$210,235	$123,305

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$988,943	$794,283	$2,166,773	$2,078,466

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	—	—	127,225

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Cash Flows  (unaudited) (continued)

Six Months Ended February 28, 2018

	MFL	MVF

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(7,540,535)	$(2,256,522)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	69,456,409	97,360,361
Purchases of long-term investments	(71,194,349)	(83,056,087)
Net proceeds from sales (purchases) of short-term securities	(1,293,856)	(6,769,156)
Amortization of premium and accretion of discount on investments and other fees	2,701,911	1,311,953
Net realized gain (loss) on investments	(1,011,512)	(1,365,082)
Net unrealized loss on investments	25,305,943	23,483,757
(Increase) Decrease in Assets:
Cash pledged for futures contracts	286,000	218,000
Receivables:
Interest — unaffiliated	(304,532)	399,822
Dividends — affiliated	(246)	(2,412)
Prepaid expenses	15,963	(11,249)
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(51,608)	(48,518)
Interest expense and fees	93,111	90,887
Directors’ and Officer’s	(9,058)	(10,664)
Variation margin on futures contracts	39,640	50,031
Other accrued expenses	6,890	17,847

Net cash provided by (used for) operating activities	16,500,171	29,412,968

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Proceeds from TOB Trust Certificates	1,022,000	3,886,679
Repayments of TOB Trust Certificates	(1,061,976)	(12,069,747)
Proceeds from Loan for TOB Trust Certificates	1,022,000	3,886,680
Repayments of Loan for TOB Trust Certificates	(1,022,000)	(3,886,680)
Cash dividends paid to Common Shareholders	(15,669,040)	(16,490,422)
Decrease in bank overdraft	(608,185)	(4,579,376)
Amortization of deferred offering costs	8,397	—

Net cash provided by (used for) financing activities	(16,308,804)	(29,252,866)

CASH
Net increase in cash	191,367	160,102
Cash at beginning of period	—	—

Cash at end of period	$191,367	$160,102

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$3,579,953	$3,560,622

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to Common Shareholders	580,514	1,475,965

See notes to financial statements.

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BBK
	Six Months Ended 02/28/2018 (unaudited)		Year Ended August 31,
			2017	2016	2015	2014		2013
Net asset value, beginning of period	$16.32		$17.89	$16.49	$16.54	$14.18		$16.79

Net investment income(a)	0.36		0.74	0.89	0.90	0.97		0.96
Net realized and unrealized gain (loss)	(0.47)		(1.09)	1.42	0.03	2.43		(2.46)
Distributions to Preferred Shareholders from:

Net increase (decrease) from investment operations	(0.11)		(0.35)	2.31	0.93	3.40		(1.50)

Distributions to Common Shareholders(b)
From net investment income	(0.39)		(0.83)	(0.90)	(0.98)	(0.96)		(0.97)
From net realized gain	—		(0.39)	(0.01)	—	(0.08)		(0.14)

Total distributions to Common Shareholders	(0.39)		(1.22)	(0.91)	(0.98)	(1.04)		(1.11)

Net asset value, end of period	$15.82		$16.32	$17.89	$16.49	$16.54		$14.18

Market price, end of period	$14.47		$15.99	$18.22	$15.23	$15.59		$13.49

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(0.55	)%(d)	(1.44)%	14.53%	5.96%	25.27%		(9.52)%

Based on market price	(7.16	)%(d)	(5.18)%	26.29%	3.83%	24.11%		(15.78)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.37	%(e)	2.31%	1.78%	1.73%	1.84	%(e)	1.82%

Total expenses after fees waived and paid indirectly	2.37	%(e)	2.31%	1.77%	1.73%	1.84	%(e)	1.82%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	1.18	%(e)	1.19%	1.16%	1.16%	1.19%		1.17%

Net investment income to Common Shareholders	4.43	%(e)	4.55%	5.18%	5.41%	6.29%		5.85%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$166,484		$171,705	$188,107	$173,363	$173,798		$149,003

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$79,900		$79,900	$79,900	$79,900	$79,900		$79,900

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$308,366		$314,899	$335,428	$316,975	$317,520		$286,487

Borrowings outstanding, end of period (000)	$21,404		$22,404	$25,054	$19,495	$19,495		$17,039

Portfolio turnover rate	10%		46%	29%	34%	32%		32%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BAF
	Six Months Ended 02/28/18 (unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.69		$16.56	$15.80	$15.97	$13.83	$16.53

Net investment income(a)	0.38		0.79	0.83	0.83	0.83	0.81
Net realized and unrealized gain (loss)	(0.55)		(0.84)	0.75	(0.18)	2.13	(2.68)

Net increase (decrease) from investment operations	(0.17)		(0.05)	1.58	0.65	2.96	(1.87)

Distributions to Common Shareholders from net investment income(b)	(0.41)		(0.82)	(0.82)	(0.82)	(0.82)	(0.83)

Net asset value, end of period	$15.11		$15.69	$16.56	$15.80	$15.97	$13.83

Market price, end of period	$14.01		$15.11	$15.79	$13.89	$14.18	$12.82

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(0.98	)%(d)	0.14%	10.57%	4.71%	22.67%	(11.69)%

Based on market price	(4.67	)%(d)	1.15%	19.92%	3.68%	17.50%	(16.68)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.32	%(e)	2.06%	1.61%	1.50%	1.58%	1.63%

Total expenses after fees waived and paid indirectly	2.32	%(e)	2.06%	1.61%	1.50%	1.58%	1.63%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	1.08	%(e)	1.06%	1.01%	1.00%	1.03%	1.03%

Net investment income to Common Shareholders	4.94	%(e)	5.06%	5.09%	5.16%	5.56%	5.02%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$132,212		$137,264	$144,927	$138,203	$139,723	$120,962

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$42,200		$42,200	$42,200	$42,200	$42,200	$42,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$413,299		$425,270	$443,429	$427,495	$431,097	$386,639

Borrowings outstanding, end of period (000)	$49,717		$44,937	$42,089	$33,470	$32,345	$33,845

Portfolio turnover rate	14%		31%	29%	13%	26%	43%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BYM
	Six Months Ended 02/28/2018 (unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.32		$16.22	$15.21	$15.56	$13.46	$16.11

Net investment income(a)	0.35		0.75	0.82	0.84	0.86	0.91
Net realized and unrealized gain (loss)	(0.55)		(0.87)	1.02	(0.33)	2.16	(2.62)

Net increase (decrease) from investment operations	(0.20)		(0.12)	1.84	0.51	3.02	(1.71)

Distributions to Common Shareholders from net investment income(b)	(0.36)		(0.78)	(0.83)	(0.86)	(0.92)	(0.94)

Net asset value, end of period	$14.76		$15.32	$16.22	$15.21	$15.56	$13.46

Market price, end of period	$13.26		$14.84	$15.55	$13.67	$13.96	$12.59

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(1.16	)%(d)	(0.30)%	12.71%	3.85%	23.69%	(11.13)%

Based on market price	(8.33	)%(d)	0.74%	20.23%	4.03%	18.65%	(19.96)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.10	%(e)	1.93%	1.56%	1.47%	1.55%	1.55%

Total expenses after fees waived and paid indirectly	2.10	%(e)	1.93%	1.56%	1.47%	1.55%	1.55%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	0.97	%(e)	0.97%	0.95%	0.96%	0.98%	0.96%

Net investment income to Common Shareholders	4.61	%(e)	4.95%	5.19%	5.42%	5.89%	5.77%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$389,671		$404,474	$428,389	$401,536	$410,776	$355,372

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$137,200		$137,200	$137,200	$137,200	$137,200	$137,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$384,017		$394,806	$412,237	$392,665	$399,399	$359,018

Borrowings outstanding, end of period (000)	$102,797		$101,288	$100,250	$101,818	$93,816	$114,948

Portfolio turnover rate	13%		18%	10%	12%	20%	24%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BLE
	Six Months Ended 02/28/2018 (unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.17		$16.12	$15.25	$15.48	$13.32	$16.10

Net investment income(a)	0.39		0.83	0.93	0.92	0.93	0.97
Net realized and unrealized gain (loss)	(0.45)		(0.89)	0.87	(0.19)	2.22	(2.72)

Net increase (decrease) from investment operations	(0.06)		(0.06)	1.80	0.73	3.15	(1.75)

Distributions to Common Shareholders from net investment income(b)	(0.40)		(0.89)	(0.93)	(0.96)	(0.99)	(1.03)

Net asset value, end of period	$14.71		$15.17	$16.12	$15.25	$15.48	$13.32

Market price, end of period	$13.56		$15.45	$16.34	$14.18	$14.70	$13.20

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(0.29	)%(d)	(0.18)%	12.21%	5.01%	24.73%	(11.60)%

Based on market price	(9.75	)%(d)	0.29%	22.33%	2.83%	19.52%	(15.75)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.21	%(e)	2.02%	1.62%	1.55%	1.64%	1.67%

Total expenses after fees waived and paid indirectly	2.21	%(e)	2.02%	1.62%	1.55%	1.64%	1.67%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	0.99	%(e)	0.99%	0.98%	0.98%	1.01%	1.00%

Net investment income to Common Shareholders	5.19	%(e)	5.47%	5.90%	5.94%	6.49%	6.17%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$346,082		$356,901	$378,572	$357,868	$363,038	$312,329

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$151,300		$151,300	$151,300	$151,300	$151,300	$151,300

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$328,739		$335,890	$350,213	$336,529	$339,946	$306,430

Borrowings outstanding, end of period (000)	$69,909		$71,274	$77,130	$68,692	$68,692	$73,531

Portfolio turnover rate	2%		9%	7%	10%	16%	17%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MFL
	Six Months Ended 02/28/2018 (unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.91		$15.86	$15.18	$15.46	$13.27	$15.96

Net investment income(a)	0.37		0.78	0.86	0.89	0.89	0.87
Net realized and unrealized gain (loss)	(0.57)		(0.87)	0.68	(0.31)	2.16	(2.66)

Net increase (decrease) from investment operations	(0.20)		(0.09)	1.54	0.58	3.05	(1.79)

Distributions to Common Shareholders from net investment income(b)	(0.43)		(0.86)	(0.86)	(0.86)	(0.86)	(0.90)

Net asset value, end of period	$14.28		$14.91	$15.86	$15.18	$15.46	$13.27

Market price, end of period	$13.76		$15.03	$15.86	$14.06	$13.92	$12.59

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(1.33	)%(d)	(0.34)%	10.56%	4.29%	24.24%	(11.70)%

Based on market price	(5.68	)%(d)	0.46%	19.37%	7.28%	17.91%	(17.11)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.38	%(e)	2.17%	1.65%	1.54%	1.64%	1.71%

Total expenses after fees waived and paid indirectly	2.28	%(e)	2.08%	1.60%	1.49%	1.57%	1.62%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)(g)	0.94	%(e)	0.95%	0.94%	0.95%	1.19%	1.29%

Net investment income to Common Shareholders	5.06	%(e)	5.22%	5.54%	5.73%	6.18%	5.55%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$541,171		$564,383	$599,930	$573,885	$584,690	$501,810

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$274,600		$274,600	$274,600	$274,600	$274,600	$274,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$297,076		$305,529	$318,474	$308,990	$312,924	$282,742

Borrowings outstanding, end of period (000)	$123,071		$123,111	$131,279	$85,502	$89,157	$95,959

Portfolio turnover rate	7%		16%	27%	13%	25%	59%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	For the six months ended February 28, 2018 and years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.93%, 0.94%, 0.93%, 0.94%, 0.95% and 0.92%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MVF
	Six Months Ended 02/28/2018 (unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.75		$10.38	$10.04	$10.27	$9.14	$10.68

Net investment income(a)	0.26		0.56	0.61	0.62	0.63	0.67
Net realized and unrealized gain (loss)	(0.29)		(0.62)	0.36	(0.21)	1.18	(1.50)

Net increase (decrease) from investment operations	(0.03)		(0.06)	0.97	0.41	1.81	(0.83)

Distributions to Common Shareholders from net Investment income(b)	(0.28)		(0.57)	(0.63)	(0.64)	(0.68)	(0.71)

Net asset value, end of period	$9.44		$9.75	$10.38	$10.04	$10.27	$9.14

Market price, end of period	$9.21		$9.84	$10.77	$9.65	$9.83	$8.91

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(0.32	)%(d)	(0.38)%	9.96%	4.27%	20.70%	(8.39)%

Based on market price	(3.64	)%(d)	(3.10)%	18.70%	4.71%	18.50%	(15.45)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.07	%(e)	1.92%	1.55%	1.43%	1.49%	1.54%

Total expenses after fees waived and paid indirectly	2.07	%(e)	1.92%	1.55%	1.43%	1.49%	1.54%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.89	%(e)	0.91%	0.89%	0.89%	0.91%	0.91%

Net investment income to Common Shareholders	5.50	%(e)	5.71%	5.95%	6.03%	0.53%	6.43%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$611,735		$630,489	$667,589	$642,889	$656,922	$584,718

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,800		$243,800	$243,800	$243,800	$243,800	$243,800

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$350,917		$358,609	$373,827	$363,695	$369,451	$339,835

Borrowings outstanding, end of period (000)	$131,806		$139,989	$161,957	$148,867	$145,111	$149,085

Portfolio turnover rate	8%		26%	13%	18%	14%	11%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Municipal Bond Trust	BBK	Delaware	Diversified
BlackRock Municipal Income Investment Quality Trust	BAF	Delaware	Diversified
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniHoldings Investment Quality Fund	MFL	Massachusetts	Diversified
BlackRock MuniVest Fund, Inc.	MVF	Maryland	Diversified

The Board of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the directors/ trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowing. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Trusts’ presentation in the Statements of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Trusts.

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Municipal Bonds Transferred to TOB Trusts: Certain Trusts leverage their assets through the use of “TOB Trust” transactions. The Trusts transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating trusts that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a trust provide the Trust with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Trusts may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other trusts managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a Trust has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the trusts ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a Trust, upon the occurrence of a termination event, as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Trusts) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a Trust’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a Trust to borrow money for purposes of making investments. The management of MVF management believes that the Trust’s restrictions on borrowings do not apply to the Trust’s TOB Trust transactions. Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Trust. A Trust typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Trust’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Trust on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expenses	Total
BBK	$118,394	$49,744	$22,003	$190,141
BAF	256,787	98,906	49,307	405,000
BYM	555,719	230,987	67,848	854,554
BLE	382,404	156,840	61,753	600,997
MFL	671,099	261,265	120,112	1,052,476
MVF	741,425	333,548	100,117	1,175,090

For the six months ended February 28, 2018, the following table is a summary of each Trust’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BBK	$36,894,735	$21,403,733	1.11% - 1.27%	$22,066,717	1.74%
BAF	85,694,891	49,716,592	1.10% - 1.32%	47,050,987	1.74
BYM	169,542,451	102,796,594	1.10% - 1.43%	102,177,259	1.68
BLE	118,358,075	69,909,043	1.10% - 1.32%	71,228,795	1.70
MFL	239,347,345	123 070 585	1.10% - 1.44%	123,008,678	1.72
MVF	253,471,425	131,806,132	1.10% - 1.24%	138,742,676	1.71

(a)	The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trusts, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Trusts, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements  (unaudited) (continued)

(b)	TOB Trusts may be structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Trust invests in a TOB Trust on a recourse basis, the Trust enters into a reimbursement agreement with the Liquidity Provider where a Trust is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Trust invests in recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at February 28, 2018, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Trust at February 28, 2018.

For the six months ended February 28, 2018, the following table is a summary of each fund’s Loan for TOB Trust Certificates:

	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
BAF	$—	—%	$16,939	0.78%
BYM	—	—	43,957	0.78
MFL	—	—	67,757	0.78
MVF	—	—	128,840	0.78

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, each Trust, except for MFL and MVF, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Trust’s managed assets:

	BBK	BAF	BYM	BLE
Investment advisory fees	0.65%	0.55%	0.55%	0.55%

For purposes of calculating these fees, “managed assets” mean the total assets of each Trust minus the sum of its accrued liabilities (other than the aggregate indebtedness constituting financial leverage).

For such services, MFL and MVF each pays the Manager a monthly fee at an annual rate of 0.55% and 0.50%, respectively, of the average daily value of each Trust’s net assets.

For purposes of calculating these fees, “net assets” mean the total assets of each Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred shares (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s NAV.

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Expense Waivers: The Manager, for MFL, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 28, 2018 the waiver was $268,916.

With respect to each Trust, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 28, 2018, the amounts waived were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Amounts waived	$384	$316	$1,616	$1,764	$1,041	$5,009

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2018. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. For the six months ended February 28, 2018, there were no fees waived by the Manager.

Trustees and Officers: Certain Trustees and/or officers of the Trusts are trustees and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended February 28, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Purchases	$28,653,737	$32,130,642	$81,332,920	$18,720,972	$68,843,199	$80,755,509
Sales	26,596,110	30,320,248	80,397,530	13,739,541	69,502,871	98,517,570

8.	INCOME TAX INFORMATION

It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2017. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 28, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of August 31, 2017, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BAF	BYM	BLE	MFL	MVF
No expiration date(a)	$4,753,252	$7,220,379	$9,119,070	$18,612,125	$13,114,070
2018	—	2,209,430	4,366,226	11,734,707	—
2019	—	—	2,448,693	—	5,276,524

Total	$4,753,252	$9,429,809	$15,933,989	$30,346,832	$18,390,594

(a)	Must be utilized prior to losses subject to expiration.

As of February 28, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Tax cost	$231,250,888	$160,919,341	$492,555,441	$465,781,939	$766,429,642	$802,175,550

Gross unrealized appreciation	$15,965,859	$11,868,942	$36,260,460	$32,090,922	$47,203,066	$47,488,788
Gross unrealized depreciation	(1,382,143)	(589,731)	(4,696,298)	(4,247,516)	(7,025,919)	(4,306,825)

Net unrealized appreciation	$14,583,716	$11,279,211	$31,564,162	$27,843,406	$40,177,147	$43,181,963

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (unaudited) (continued)

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a Trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

A Trust structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Trusts’ investments in the TOB Trusts may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Trusts, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: BBK and MFL invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Trust to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Trusts’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, BAF invested a significant portion of its assets in securities in the transportation and county, city, special district and school district sectors. BYM and MFL invested a significant portion of their assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

Certain Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Each of BBK, BAF, BYM, and BLE is authorized is authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares including AMPS, without the approval of Common Shareholders.

MFL is authorized to issue an unlimited number of shares, including 1 million Preferred Shares, including AMPS, par value $0.10 per share.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	BBK	BLE	MFL	MVF
Six Months Ended February 28, 2018	—	8,405	39,363	152,734
Year Ended August 31, 2017	6,337	31,083	35,731	340,661

For the six months ended February 28, 2018, shares issued and outstanding remained constant for BBK. For the six months ended February 28, 2018, and the year ended August 31, 2017, shares issued and outstanding remained constant for BAF and BYM.

Preferred Shares

Each Trust’s Preferred Shares rank prior to the Trust’s Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of a Trust. The 1940 Act prohibits the declaration of any dividend on a Trust’s Common Shares or the repurchase of a Trust’s Common Shares if a Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the Trust’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Trust’s Preferred Shares or repurchasing such shares if a Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the voting rights of the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class on certain matters. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees to the Board of each Trust. The holders of Preferred Shares are also entitled to elect the full Board of Directors if dividends on the Preferred Shares are not paid for a period of two years. The holders of Preferred Shares are also generally entitled to a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MFL has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and VRDP Shares of MFL are currently in a special rate period, each as described below.

As of period end, the VRDP Shares outstanding of MFL were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MFL	6/30/11	2,746	$274,600,000	7/01/41

Redemption Terms: MFL is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, MFL is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, MFL is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of MFL. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: MFL entered into a fee agreement with its liquidity provider that requires an upfront commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreement between MFL and the liquidity provider are for a three-year term and is scheduled to expire on April 15, 2020 unless renewed or terminated in advance.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements  (unaudited) (continued)

In the event the fee agreement is not renewed or is terminated in advance, and MFL does not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, MFL is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase MFL is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance MFL will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: MFL may incur remarketing fees of 0.10% on the aggregate principal amount of all the Trust’s VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), MFL may incur no remarketing fees.

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VRDP Shares were assigned a long-term rating of Aa1 from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended February 28, 2018, the annualized dividend rate for MFL’s VRDP Shares was 1.90%.

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. As of period end, the short-term ratings of the liquidity provider and the VRDP Shares for MFL were A1, P1 and A1 as rated by Moody’s, Fitch and/or S&P, respectively, which is within the two highest rating categories. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: On April 17, 2014, MFL commenced a three-year special rate period ending April 19, 2017 with respect to its VRDP Shares. On April 19, 2017, MFL extended the special rate period to April 15, 2020, with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. Prior to April 15, 2020, the holder of the VRDP Shares and MFL may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period, the liquidity and fee agreements remain in effect and the VRDP Shares remain subject to mandatory redemption by MFL on the maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during the special rate period. During the special rate period, MFL is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period. MFL will pay a nominal fee at the annual rate of 0.01% to the liquidity provider and remarketing agent during the special rate period. MFL will also pay dividends monthly based on the sum of the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If MFL redeems the VRDP Shares prior to end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

For the six months ended February 28, 2018, VRDP Shares issued and outstanding of MFL remained constant.

VMTP Shares

BBK, BAF, BYM, BLE and MVF (collectively, the “VMTP Trusts”) have issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in privately negotiated offerings and sales of VMTP Shares exempt from registration under the Securities Act. The VMTP Shares are subject to certain restrictions on transfer, and VMTP Trusts may also be required to register the VMTP Shares for sale under the Securities Act under certain circumstances. In addition, amendments to the VMTP governing documents generally require the consent of the holders of VMTP Shares.

As of period end, the VMTP Shares outstanding of each Trust were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Date
BBK	12/16/11	799	$79,900,000	1/02/19
BAF	12/16/11	422	42,200,000	1/02/19
BYM	12/16/11	1,372	137,200,000	1/02/19
BLE	12/16/11	1,513	151,300,000	1/02/19
MVF	12/16/11	2,438	243,800,000	1/02/19

Redemption Terms: Each VMTP Trust is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended. There is no assurance that the term of VMTP Trust’s VMTP Shares will be extended further or that a VMTP Trust’s VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, each VMTP Trust is required to

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, each VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, a Trust’s VMTP Shares may be redeemed, in whole or in part, at any time at the option of the Trust. The redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If the VMTP Trust redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares. At the date of issuance, the VMTP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VMTP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VMTP Shares were assigned a long-term rating of Aa1 from Moody’s under its new rating methodology. The VMTP Shares continue to be assigned a long-term rating of AAA from Fitch. The dividend rate on the VMTP Shares is subject to a step-up spread if the Trusts fail to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

For the six months ended February 28, 2018, the annualized dividend rates for the VMTP Shares were as follows:

	BBK	BAF	BYM	BLE	MVF
Rate	2.02%	2.02%	2.02%	2.02%	2.02%

For the six months ended February 28, 2018, VMTP Shares issued and outstanding of each Trust remained constant.

Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP and VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares, with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. The following amounts are dividends accrued and paid on the VRDP and VMTP Shares and amortization of deferred offering costs, which are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations:

	Dividend Accrued	Deferred Offering Cost Amortization
BBK	$812,659	$—
BAF	427,839	—
BYM	1,390,984	—
BLE	1,534,969	—
MFL	2,620,588	8,397
MVF	2,476,419	—

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares (c)
	Paid (a)	Declared (b)	Shares	Series	Declared
BBK	$0.0635	$0.0635	VMTP	W-7	$151,788
BAF	0.0685	0.0685	VMTP	W-7	80,168
BYM	0.0520	0.0520	VMTP	W-7	260,642
BLE	0.0650	0.0650	VMTP	W-7	287,429
MFL	0.0565	0.0565	VRDP	W-7	493,678
MVF	0.0410	0.0410	VMTP	W-7	463,153

(a)	Net investment income dividend paid on April 2, 2018 to Common Shareholders of record on March 15, 2018.
(b)	Net investment income dividend declared on April 2, 2018, payable to Common Shareholders of record on April 16, 2018.
(c)	Dividends declared for period March 1, 2018 to March 31, 2018.

NOTES TO FINANCIAL STATEMENTS	83

Trustee and Officer Information

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2017, Jerrold B. Harris retired as a Trustee of the Trusts.

Effective February 16, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trusts.

As of the date of this report, the portfolio managers of BBK are Walter O’Connor, Ted Jaeckel and Christian Romaglino. Mr. Romaglino joined BBK’s portfolio management team effective February 1, 2018. Mr. Romaglino has been a Director of BlackRock, Inc. since 2017; a Portfolio Manager for the Municipal Mutual Fund Desk within BlackRock’s Global Fixed Income Group since 2017; and a Portfolio Manager at Brown Brothers Harriman from 2007 to 2017.

As of the date of this report, the portfolio managers of BAF are Ted Jaeckel, Michael Perilli and Phillip Soccio. Mr. Soccio joined BAF’s portfolio management team effective February 1, 2018. Mr. Soccio has been a Director of BlackRock, Inc. since 2009, and a Vice President thereof from 2005 to 2009.

As of the date of this report, the portfolio managers of MVF are Ted Jaeckel, Phillip Soccio and Michael Perilli. Mr. Perilli joined MVF’s portfolio management team effective February 1, 2018. Mr. Perilli has been a Vice President of BlackRock, Inc. since 2014, and an Associate thereof from 2008 to 2014.

Investment Adviser	VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent
BlackRock Advisors, LLC	The Bank of New York Mellon
Wilmington, DE 19809	New York, NY 10286

VRDP Liquidity Provider
Bank of America, N.A.(a)
New York, NY 10036

Accounting Agent and Custodian	VRDP Remarketing Agent
State Street Bank and	Citigroup Global Markets Inc.
Trust Company	New York, NY 10179
Boston, MA 02111

Transfer Agent	VMTP Liquidity Provider
Computershare Trust Company, N.A.	JPMorgan Chase & Co.
Canton, MA 02021

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
Boston, MA 02116

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

(a)	For MFL.

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

Trust Certification

Certain Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. Except as disclosed on page 92, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Effective September 26, 2016, BlackRock implemented a new methodology for calculating “effective duration” for BlackRock’s municipal bond portfolios. The new methodology replaces the model previously used by BlackRock to evaluate municipal bond duration, and is a common indicator of an investment’s sensitivity to interest rate movements. The new methodology is applied to each Trust’s duration reported for periods after September 26, 2016.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION	85

Additional Information  (continued)

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

86	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
COP	Colombian Peso
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD -PSF	Guaranteed Permanent School Fund
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

GLOSSARY OF TERMS USED IN THIS REPORT	87

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-NTL-6-2/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report.
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

2

(a)(3) –	Not Applicable

(a)(4) –	Not Applicable

(b) –	Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: May 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: May 4, 2018

4